 As Filed With the Securities and Exchange Commission on September 19, 2000


                                                               File No. 33-23166
                                                                    811-5624
----------------------------------------------------------------------------
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                   ----------------

                                      FORM N-1A


               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      / /
                           POST-EFFECTIVE AMENDMENT NO. 44                  /X/

                                         and

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  / /
                                   AMENDMENT NO. 45                         /X/



                 MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
              ----------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

                             1221 Avenue of the Americas
                              New York, New York 10020
                     ------------------------------------------
                 (Address of Principal Executive Offices) (Zip Code)

          Registrant's Telephone Number, including Area Code: (800) 548-7786
                                                              --------------

                             Harold J. Schaaff, Jr., Esq.
                Morgan Stanley Dean Witter Investment Management Inc.
               1221 Avenue of the Americas, New York, New York 10020
         -----------------------------------------------------------------
                       (Name and Address of Agent for Service)

                                       Copy to:

Arthur Lev Esq.                                             Richard W. Grant, Esq.
Morgan Stanley Dean Witter Investment Management Inc.       Morgan, Lewis & Bockius LLP
1221 Avenue of the Americas                                 1701 Market Street
New York, NY 10020                                          Philadelphia, PA  19103


--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box)


          immediately upon filing pursuant to paragraph (b)
     ----
          on [date] pursuant to paragraph (b)
     ----
          60 days after filing pursuant to paragraph (a)(1)
     ----
       X  75 days after filing pursuant to paragraph (a)(2)
     ----
          on [ date]  pursuant to paragraph (a) of Rule 485.
     ----


--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PROSPECTUS                                                [              ], 2000
-------------------------------------------------------------------------------

PORTFOLIOS OF [LOGO] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.

EMERGING MARKETS ADVISORY PORTFOLIO
THE EMERGING MARKETS ADVISORY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH-ORIENTED EQUITY SECURITIES OF ISSUERS IN EMERGING MARKET COUNTRIES.

THIS PORTFOLIO IS AVAILABLE ONLY TO PRIVATE ADVISORY CLIENTS OF MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. OR ITS AFFILIATES.

INVESTMENT ADVISER
MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.
DISTRIBUTOR
MORGAN STANLEY & CO. INCORPORATED

MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC. (THE "FUND") IS A NO-LOAD MUTUAL FUND THAT IS DESIGNED TO MEET THE INVESTMENT NEEDS OF DISCERNING INVESTORS WHO PLACE A PREMIUM ON QUALITY AND PERSONAL SERVICE. THE FUND MAKES AVAILABLE TO INSTITUTIONAL INVESTORS A SERIES OF PORTFOLIOS WHICH BENEFIT FROM THE INVESTMENT EXPERTISE AND COMMITMENT TO EXCELLENCE ASSOCIATED WITH MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. ("MSDW INVESTMENT MANAGEMENT") AND ITS AFFILIATES. THIS PROSPECTUS OFFERS CLASS A SHARES OF THE EMERGING MARKETS ADVISORY PORTFOLIO (THE "PORTFOLIO").

THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

-------------------------------------------------------------------------------
TABLE OF CONTENTS                                                           PAGE
-------------------------------------------------------------------------------

INVESTMENT SUMMARY
     EMERGING MARKETS ADVISORY PORTFOLIO                       1
     ADDITIONAL RISK FACTORS AND INFORMATION                   2
FEES AND EXPENSES OF THE PORTFOLIO                             4
INVESTMENT ADVISER                                             5
MANAGEMENT FEES
PORTFOLIO MANAGERS                                             6
DISTRIBUTION OF PORTFOLIO SHARES                               7
SHAREHOLDER INFORMATION                                        7
ACCOUNT REGISTRATION FORM

----------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
EMERGING MARKETS ADVISORY PORTFOLIO
-------------------------------------------------------------------------------
THE EMERGING MARKETS ADVISORY PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH-ORIENTED EQUITY SECURITIES OF ISSUERS IN EMERGING MARKET COUNTRIES.
--------------------------------------------------------------------------------
APPROACH
MSDW Investment Management seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. MSDW Investment Management's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with a strong shareholder value orientation.
PROCESS
MSDW Investment Management's global strategists analyze the global economic environment, particularly its impact on emerging markets and allocates the Portfolio's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. MSDW Investment Management invests within countries based on the work of country specialists who conduct extensive fundamental analysis of companies within these markets and seek to identify companies with strong earnings growth prospects. To manage risk, MSDW Investment Management emphasizes thorough macroeconomic and fundamental research.
RISK
Investing in the Emerging Markets Advisory Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in emerging markets in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, emerging markets equity securities, may underperform relative to other sectors.

THE RISK OF INVESTING IN THE PORTFOLIO MAY BE INTENSIFIED BECAUSE THE PORTFOLIO IS NON-DIVERSIFIED, WHICH MEANS THAT IT MAY INVEST IN SECURITIES OF A LIMITED NUMBER OF ISSUERS. AS A RESULT, THE PERFORMANCE OF A PARTICULAR INVESTMENT OR A SMALL GROUP OF INVESTMENTS MAY AFFECT THE PORTFOLIO'S PERFORMANCE MORE THAN IF THE PORTFOLIO WERE DIVERSIFIED.

THERE IS NO PERFORMANCE INFORMATION FOR THE PORTFOLIO SINCE IT WAS NOT IN OPERATION FOR A FULL CALENDAR YEAR AS OF THE DATE OF THIS PROSPECTUS.

INVESTMENT SUMMARY
--------------------------------------------------------------------------------
ADDITIONAL RISK FACTORS AND INFORMATION
-------------------------------------------------------------------------------

THIS SECTION DISCUSSES ADDITIONAL RISK FACTORS AND INFORMATION RELATING TO THE PORTFOLIO. THE PORTFOLIO'S INVESTMENT PRACTICES AND LIMITATIONS ARE DESCRIBED IN MORE DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), WHICH LEGALLY IS A PART OF THIS PROSPECTUS. FOR DETAILS ON HOW TO OBTAIN A COPY OF THE SAI AND OTHER REPORTS AND INFORMATION, SEE THE BACK COVER OF THIS PROSPECTUS.
----------------------------------------------------------------------------
PRICE VOLATILITY
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

FOREIGN INVESTING
Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. MSDW Investment Management may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, MSDW Investment Management cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

EMERGING MARKET RISKS
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

DERIVATIVES
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will limit its use of derivatives for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Portfolio, if MSDW Investment Management is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

INVESTMENT DISCRETION
In pursuing the Portfolio's investment objectives, MSDW Investment Management has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, MSDW Investment Management may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

BANK INVESTORS
An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TEMPORARY DEFENSIVE
INVESTMENTS
When MSDW Investment Management believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If MSDW Investment Management incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

PORTFOLIO TURNOVER
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE PORTFOLIO
-------------------------------------------------------------------------------

The Commission requires that the Fund disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio does not charge any sales loads or similar fees when you purchase or redeem shares. The Annual Fund Operating Expenses in the table below do not reflect voluntary fee waivers, which are described in the footnotes below, and/or expense reimbursements from MSDW Investment Management.

2000 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)*

                                                               EMERGING MARKETS
                                                                   ADVISORY
                                                                   PORTFOLIO
MANAGEMENT FEES
-----------------------------------------------------------------------------------
 CLASS A                                                             1.25%

12b-1 FEE
-----------------------------------------------------------------------------------
 CLASS A                                                             NONE

OTHER EXPENSES**
-----------------------------------------------------------------------------------
 CLASS A                                                              [%]

TOTAL ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------
 CLASS A                                                              [%]

*THE MANAGEMENT FEE FOR THE PORTFOLIO SHOWN IN THE TABLE ABOVE IS THE HIGHEST THAT COULD BE CHARGED. THIS TABLE DOES NOT SHOW THE EFFECTS OF MSDW INVESTMENT MANAGEMENT'S VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. MSDW INVESTMENT MANAGEMENT HAS VOLUNTARILY AGREED TO WAIVE A PORTION OF ITS FEE AND/OR REIMBURSE EXPENSES IF ANNUAL OPERATING EXPENSES, EXCLUDING CERTAIN
INVESTMENT RELATED EXPENSES DESCRIBED BELOW, EXCEED [   ]%.

IN DETERMINING THE ACTUAL AMOUNT OF VOLUNTARY MANAGEMENT FEE WAIVER AND/OR EXPENSE REIMBURSEMENT FOR THE PORTFOLIO, IF ANY, CERTAIN INVESTMENT RELATED EXPENSES, SUCH AS FOREIGN COUNTRY TAX EXPENSE AND INTEREST EXPENSE ON BORROWINGS ARE EXCLUDED FROM ANNUAL OPERATING EXPENSES. IF THESE EXPENSES WERE INCURRED, THE PORTFOLIO'S TOTAL OPERATING EXPENSES AFTER VOLUNTARY FEE WAIVERS AND/OR REIMBURSEMENTS WOULD EXCEED THE EXPENSE RATIOS SHOWN ABOVE.

FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS ARE VOLUNTARY AND MSDW INVESTMENT MANAGEMENT RESERVES THE RIGHT TO TERMINATE ANY WAIVER AND/OR REIMBURSEMENT AT ANY TIME AND WITHOUT NOTICE.

**OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE PORTFOLIO WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS HAVING SIMILAR INVESTMENT OBJECTIVES.
----------------------------------------------------------------------------
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 YEAR           3 YEARS           5 YEARS           10 YEARS
EMERGING MARKETS
ADVISORY PORTFOLIO
----------------------------------------------------------------------------------------------------
 CLASS A                              $[   ]           $[   ]            $[   ]             $[   ]

--------------------------------------------------------------------------------
INVESTMENT ADVISER
-------------------------------------------------------------------------------

Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("MSDW") is the direct parent of MSDW Investment Management and Morgan Stanley & Co. Incorporated ("Morgan Stanley"), the Fund's Distributor. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. At
June 30, 2000, MSDW Investment Management, together with its affiliated institutional asset management companies, managed assets of approximately
$178.5 billion, including assets under fiduciary advice.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

THE FOLLOWING INDIVIDUALS HAVE PRIMARY DAY-TO-DAY PORTFOLIO MANAGEMENT RESPONSIBILITY FOR THE PORTFOLIO:
----------------------------------------------------------------------------

ROBERT L. MEYER AND ANDY SKOV
Robert L. Meyer, a Managing Director of MSDW Investment Management and Morgan Stanley, joined MSDW Investment Management in 1989. Currently, he is co-head of and a Portfolio Manager in the Emerging Markets Equity Group. Mr. Meyer was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, Mr. Meyer is a Chartered Financial Analyst. Andy Skov, a Managing Director of MSDW Investment Management and Morgan Stanley, joined MSDW Investment Management in 1994. Currently, he is co-head of and a Portfolio Manager in the Emerging Markets Equity Group. Prior to joining MSDW Investment Management, he worked in the Latin America group at Bankers Trust Company in corporate finance, research and sales; two of those years he spent in Argentina. Mr. Skov graduated from the University of California at Berkeley with a B.A. (PHI BETA KAPPA) in Political Science and Economic Development. Mr. Meyer has assisted in managing the Portfolio's assets since its inception and assumed primary responsibility for managing the Portfolio's assets in September 1997. Mr. Skov has shared primary responsibility for managing the Portfolio's assets since October 1998.

--------------------------------------------------------------------------------
DISTRIBUTION OF PORTFOLIO SHARES
-------------------------------------------------------------------------------

Morgan Stanley is the exclusive Distributor of shares of the Portfolio. Morgan Stanley receives no compensation for distributing shares of the Portfolio. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. Over time the distribution fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

-------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------
ABOUT NET ASSET VALUE
The net asset value ("NAV") per share of a class of shares of a Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

PRICING OF PORTFOLIO SHARES
You may buy or sell (redeem) shares of the Portfolio at the NAV next determined after receipt of your order. The Fund determines the NAV for the Portfolio as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern
Time) on each day that the NYSE is open for business (the "Pricing Time").

HOW TO PURCHASE SHARES
You may purchase shares of the Portfolio directly from the Fund or from the Distributor on each day that the NYSE is open.

You may arrange to purchase shares directly from the Fund by calling 1-800-548-7786 or by returning a completed Account Registration Form with payment for your purchase. The price you pay will be the NAV calculated at the Pricing Time following receipt of your purchase order and payment.

To purchase shares through the Distributor, you should contact the Distributor for details. Generally, the price of shares purchased through the Distributor is the price calculated at the next Pricing Time after the Fund receives your order from the Distributor.

HOW TO REDEEM SHARES
You may redeem Portfolio shares directly from the Fund or through the Distributor, each as described above under "How to purchase shares." The redemption price will be the NAV per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven business days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, the Portfolio may pay redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.

DIVIDENDS AND DISTRIBUTIONS
The Portfolio's policy is to distribute to shareholders substantially all of its taxable net investment income in the form of an annual dividend and to distribute net capital gains, if any, at least annually.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

TAXES
The dividends and distributions you receive from the Portfolio may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are taxed as ordinary income, long-term capital gains distributions are taxed at a maximum rate of 20%, and short-term capital gains distributions are taxed at ordinary income rates. The Portfolio may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions.

If you redeem shares of the Portfolio, you will be subject to tax on any gains you earn based on your holding period for the shares.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

PORTFOLIOS OF [ICON] MORGAN STANLEY DEAN WITTER      EMERGING MARKETS ADVISORY
INSTITUTIONAL FUND, INC.                             PORTFOLIO

                           ACCOUNT REGISTRATION FORM
           ACCOUNT INFORMATION
                          If you need assistance in filling out this form for Morgan Stanley Dean Witter Institutional Fund, Inc., please contact your Morgan Stanley representative or call us toll free 1-800-548-7786. Please print all items except signature, and mail to the Fund at the address on the back cover. Fill in where appropriate below.
                  REGISTRATION
                          / / INDIVIDUAL

                           -----------------------------------------------------
                           FIRST NAME    MIDDLE INITIAL        LAST NAME

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           -----------------------------------------------------
                           FIRST NAME    MIDDLE INITIAL        LAST NAME

                          / / CORPORATIONS, TRUSTS AND OTHERS Please call the
                              Fund for additional documents that may be required to set up account and to authorize transactions.

 --------------------------------------------------------------------------------------------------

  Type of Registration: / / Incorporated/ / Unincorporated Association/ / Partnership
/ / Uniform Gift/Transfer to Minor
    (ONLY ONE CUSTODIAN AND MINOR PERMITTED)
/ / Trust -------------------- / / Other (SPECIFY) --------------------

               MAILING ADDRESS
                          Please fill in completely, including telephone number(s).

                          / / UNITED STATES CITIZEN  / / RESIDENT ALIEN

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY            STATE             ZIP CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER       BUSINESS TELEPHONE NUMBER

                          / / NON-RESIDENT ALIEN
                            Permanent Address (WHERE YOU RESIDE PERMANENTLY FOR
                          TAX PURPOSES)

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY                COUNTRY               POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER

                            Current Mailing Address (IF DIFFERENT FROM PERMANENT
                          ADDRESS)

                           -----------------------------------------------------
                           STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY                COUNTRY               POSTAL CODE

                           -----------------------------------------------------
                           HOME TELEPHONE NUMBER    BUSINESS TELEPHONE NUMBER
TAXPAYER IDENTIFICATION NUMBER
                          Enter your Taxpayer Identification Number. For most individual taxpayers, this is your Social Security Number.

                          / / INDIVIDUAL

                           ----------------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           -----------------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")

                          / / JOINT TENANTS (RIGHTS OF SURVIVORSHIP PRESUMED
                              UNLESS TENANCY IN COMMON IS INDICATED)

                           ----------------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           -----------------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")

                           ----------------------------------------------- OR
                           TAXPAYER IDENTIFICATION NUMBER ("TIN")

                           -----------------------------------------------
                           SOCIAL SECURITY NUMBER ("SSN")

                          For Custodian account of a minor (Uniform
                          Gifts/Transfers to Minor Acts), give the SSN of the minor.

                          IMPORTANT TAX INFORMATION
                          You (as a payee) are required by law to provide us (as payor) with your correct TIN(s) or SSN(s). Accounts that have a missing or incorrect TIN(s) or SSN(s) will be subject to backup withholding at a 31% rate on dividends, distributions and other payments. If you have not provided us with your correct TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service ("IRS").
                            Backup withholding is not an additional tax; the tax
                          liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained.
                            You may be notified that you are subject to backup
                          withholding under Section 3406(a)(1)(C) of the Internal Revenue Code because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment.

   PORTFOLIO AND CLASS SECTION
                          Class A shares minimum $[      ] for each Portfolio
                          and minimum $[      ] for each Portfolio.
                          Please indicate Portfolio, class and amount for purchase of the following Portfolio(s):

     EMERGING MARKETS ADVISORY  / / Class A Shares [xxx]         $ ----------
                     PORTFOLIO
                                Total Initial Investment         $ ----------

          METHOD OF INVESTMENT
                          Please indicate Portfolio and manner of payment.

                          / / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)

                          / / Exchange $
                          ---------------------------------------

                          From
                          ---------------------------------------
                                 NAME OF PORTFOLIO
                             ------------------------------------------
                              ACCOUNT NUMBER

                          Account previously established by:

                          / / Phone exchange / / Wire on
                          ---------------------------------------
                                           DATE
                          --------------------------------------------------
                                     ACCOUNT NUMBER
                                               (PREVIOUSLY ASSIGNED BY THE FUND)

           DISTRIBUTION OPTION
                          Income dividends and capital gains distributions (if any) to be reinvested in additional shares unless either box below is checked.
                          / / Income dividends to be paid in cash, capital gains distributions (if any) in shares.
                          / / Income dividends and capital gains distributions (if any) to be paid in cash.
          TELEPHONE REDEMPTION
                          Please select at time of initial application if you wish to redeem or exchange shares by telephone. A SIGNATURE GUARANTEE IS REQUIRED IF BANK ACCOUNT IS NOT REGISTERED IDENTICALLY TO YOUR FUND ACCOUNT.

                          TELEPHONE REQUESTS FOR REDEMPTIONS OR EXCHANGE WILL NOT BE HONORED UNLESS THE BOX IS CHECKED.

 / /         I/we hereby authorize the Fund and its agents to
             honor any telephone requests to wire redemption
             proceeds to the commercial bank indicated at right
             and/or mail redemption proceeds to the name and
             address in which my/our fund account is registered  ------------------------
             if such requests are believed to be authentic.      NAME OF COMMERCIAL BANK (NOT SAVINGS BANK)
             The Fund and the Fund's Transfer Agent will employ  ------------------------
             reasonable procedures to confirm that instructions  BANK ACCOUNT NUMBER
             communicated by telephone are genuine. These        ------------------------
             procedures include requiring the investor to        BANK ABA NUMBER
             provide certain personal identification             ------------------------
             information at the time an account is opened and    NAME(S) IN WHICH YOUR BANK ACCOUNT IS
             prior to effecting each transaction requested by    ESTABLISHED
             telephone. In addition, all telephone transaction   ------------------------
             requests will be recorded and investors may be      BANK'S STREET ADDRESS
             required to provide additional telecopied written   ------------------------
             instructions of transaction requests. Neither the   CITY STATE ZIP CODE
             Fund nor the Transfer Agent will be responsible
             for any loss, liability, cost or expense for
             following instructions received by telephone that
             it reasonably believes to be genuine.

       INTERESTED PARTY OPTION
                          / / In addition to the account statement sent to
                              my/our registered address, I/we hereby authorize the Fund to mail duplicate statements to the name and address provided below.

                           -----------------------------------------------------
                           NAME               STREET OR P.O. BOX

                           -----------------------------------------------------
                           CITY                       STATE       ZIP CODE
            DEALER INFORMATION

                          ------------------------------------------------------
                              REPRESENTATIVE NAME  REPRESENTATIVE NUMBER  BRANCH
                                                                          NUMBER
      SIGNATURE OF ALL HOLDERS
    AND TAXPAYER CERTIFICATION
                          The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of Morgan Stanley Dean Witter Institutional Fund, Inc. and agree to be bound by its terms. By signing this application, I/we hereby certify under penalties of perjury that the information on this application is complete and correct and that as required by federal law (please check applicable boxes below):

                          U.S. CITIZEN(S)/TAXPAYER(S):

                          / / I/We certify that (1) the number(s) shown above on
                              this form is/are the correct SSN(s) or TIN(s) and
                              (2) I/we are not subject to any backup withholding either because (a) I/we are exempt from backup withholding; (b) I/we have not been notified by the IRS that I/we are subject to backup withholding as a result of a failure to report all interest or dividends; or (c) the IRS has notified me/us that I am/we are no longer subject to backup withholding.

                          / / If no TIN(s) or SSN(s) has/have been provided
                              above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN and I/we understand that if I/we do not provide either number to Chase Global Funds Services Company ("CGFSC") within 60 days of the date of this application or if I/we fail to furnish my/ our correct SSN(s) or TIN(s), I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9). You may request such form by calling CGFSC at 800-548-7786.

                          NON-U.S. CITIZEN(S)/TAXPAYER(S):

                          / / Under penalties of perjury, I/we certify that I/we
                              are not U.S. citizens or residents and I/we are exempt foreign persons as defined by the IRS.

                          The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

                 SIGN HERE -->
                          ---------------------------------------
                          SIGNATURE     DATE
                          ---------------------------------------
                          SIGNATURE (IF JOINT ACCOUNT, BOTH MUST
                          SIGN)  DATE

-------------------------------------------------------------------------------
WHERE TO FIND ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
In addition to this Prospectus, the Fund has an SAI, dated [           ], which
contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

SHAREHOLDER REPORTS
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding investments comprising the Fund's Portfolio, please call 1-800-548-7786.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways:
(1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http:// www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.

[LOGO] MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
P.O. Box 2798
Boston, Massachusetts 02208-2798

FOR INFORMATION CALL 1-800-548-7786

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                      STATEMENT OF ADDITIONAL INFORMATION

This statement of additional information is not a prospectus but should be read in conjunction with the Emerging Markets Advisory Portfolio (the "Portfolio")
Prospectus dated [      , 2000], which may be obtained by calling the Morgan
Stanley Dean Witter Institutional Fund, Inc. (the "Fund") Services Group at 1-800-548-7786.
                                 --------------

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
INVESTMENT POLICIES AND STRATEGIES..........................      2
INVESTMENT LIMITATIONS......................................     15
PURCHASE OF SHARES..........................................     16
REDEMPTION OF SHARES........................................     17
ACCOUNT POLICIES AND FEATURES...............................     18
MANAGEMENT OF THE FUND......................................     20
INVESTMENT ADVISORY AND OTHER SERVICES......................     23
DISTRIBUTIONS OF SHARES.....................................     23
BROKERAGE PRACTICES.........................................     24
GENERAL INFORMATION.........................................     25
TAXES.......................................................     25
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........     29
PERFORMANCE INFORMATION.....................................     29
DESCRIPTION OF RATINGS......................................     31

THIS PORTFOLIO IS AVAILABLE ONLY TO PRIVATE ADVISORY CLIENTS OF MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. OR ITS AFFILIATES.

                       INVESTMENT POLICIES AND STRATEGIES

This Statement of Additional Information ("SAI") provides additional information about the investment policies and operations of the Fund and the Portfolio. Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management") acts as investment adviser to the Portfolio.

The following provides additional information about the Portfolios' investment policies. Capitalized items used below are described in more detail later in this section. The Portfolio's investment policy is: under normal circumstances, the Portfolio invests at least 65% of its total assets in growth-oriented Equity Securities of issuers in Emerging Market Countries.

EQUITY SECURITIES

Equity Securities generally represent an ownership interest in an issuer, or may be convertible into or represent a right to acquire an ownership interest in an issuer. While there are many types of Equity Securities, prices of all equity securities will fluctuate. Economic, political and other events may affect the prices of broad equity markets. For example, changes in inflation or consumer demand may affect the prices of all Equity Securities in the United States. Similar events also may affect the prices of particular equity securities. For example, news about the success or failure of a new product may affect the price of a particular issuer's Equity Securities.

COMMON STOCKS. Common Stocks represent an ownership interest in a corporation, entitling the stockholder to voting rights and receipt of dividends paid based on proportionate ownership.

DEPOSITARY RECEIPTS. Depositary Receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depositary. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. Depositary Receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may be "sponsored" or "unsponsored." Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of the Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be an investment in the underlying securities, except that ADRs may be deemed to be issued by a U.S. issuer.

PREFERRED STOCKS. Preferred Stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. Preferred Stocks have a preference over Common Stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because Preferred Stocks pay a fixed or variable stream of dividends they have many of the characteristics of a Fixed Income Security and are, therefore, included in both the definition of Equity Security and Fixed Income Security.

RIGHTS. Rights represent the right, but not the obligation, for a fixed period of time to purchase additional shares of an issuer's Common Stock at the time of a new issuance, usually at a price below the initial offering price of the Common Stock and before the Common Stock is offered to the general public. Rights are usually freely transferrable. The risk of investing in a Right is that the Right may expire prior to the market value of the Common Stock exceeding the price fixed by the Right.

WARRANTS. Warrants give holders the right, but not the obligation, to buy Common Stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. Warrants are usually freely transferrable. The risk of investing in a Warrant is that the Warrant may expire prior to the market value of the Common Stock exceeding the price fixed by the Warrant.

CONVERTIBLE SECURITIES. Convertible Securities are securities that may be exchanged under certain circumstances for a fixed number of shares of Common Stock or other Equity Securities. Convertible Securities generally represent a feature of some other type of security, such as a Fixed Income Security or Preferred Stock, so that, for example, a Convertible Fixed Income Security would be a Fixed Income Security that is convertible into Common Stock. Convertible Securities may be viewed as an investment in the current security or the security into which the Convertible Securities may be exchanged and, therefore, are included in both the definition of Equity Security and Fixed Income Security.

INVESTMENT COMPANY SECURITIES. Investment Company Securities are securities of other open-end or closed-end investment companies. The Investment Company Act of 1940, as amended (the "1940 Act"), generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio's total assets in any one investment company and no more than 10% in any combination of investment companies. The Portfolio may invest in Investment Company Securities of investment companies managed by MSDW Investment Management or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by the Securities and Exchange Commission ("SEC"). To the extent the Portfolio invests a portion of its assets in Investment Company Securities, those assets will be subject to the risks of the purchased investment company's portfolio securities. The Portfolio also will bear it's proportionate share of the expenses of the purchased investment company in addition to its own expenses.

REAL ESTATE INVESTING. Investments in securities of issuers engaged in the real estate industry entail special risks and considerations. In particular, securities of such issuers may be subject to risks associated with the direct ownership of real estate. These risks include: the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of the Portfolio's investments.

REITS. Real Estate Investment Trusts ("REITs") pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

A shareholder in the Portfolio, by investing in REITs indirectly through the Portfolio, will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or its failure to maintain exemption from registration under the 1940 Act.

SPECIALIZED OWNERSHIP VEHICLES. Specialized ownership vehicles pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests. Such specialized ownership vehicles in which the Portfolio may invest include property unit trusts, REITs and other similar specialized investment vehicles. Investments in such specialized ownership vehicles may have favorable or unfavorable legal, regulatory or tax implications for the Portfolio and, to the extent such vehicles are structured similarly to investment funds, may cause the Portfolio's shareholders to indirectly bear certain additional operating expenses.

FIXED INCOME SECURITIES

Fixed Income Securities generally represent an issuer's obligation to repay money that it has borrowed together with interest on the amount borrowed. Fixed Income Securities come in many varieties and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and some Fixed Income Securities may have other novel features such as conversion rights. Prices of Fixed Income Securities fluctuate and, in particular, are subject to credit risk and market risk. Credit risk is the possibility that an issuer may be unable to meet scheduled interest and principal payments. Market risk is the possibility that a change in interest rates or the market's perception of the issuer's prospects may adversely affect the value of a Fixed Income Security. Economic, political and other events also may affect the prices of broad fixed income markets. Generally, the values of Fixed Income Securities vary inversely with changes in interest rates. During periods of falling interest rates, the values of outstanding Fixed Income Securities generally rise and during periods of rising interest rates, the values of such securities generally decline. Prepayments also will affect the maturity and value of Fixed Income Securities. Prepayments generally rise in response to a decline in interest rates as debtors take advantage of the opportunity to refinance their obligations. When this happens, the Portfolio may be forced to reinvest in lower yielding Fixed Income Securities.

The length of time to the final payment, or maturity, of a Fixed Income Security also affects its price volatility. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are subject to greater market fluctuation, especially as a result of changes in interest rates. Traditionally, term to maturity has been used as a barometer of a Fixed Income Security's sensitivity to interest rate changes. However, this measure considers only the time until final payment and takes no account of the pattern of payments prior to maturity. Duration is a more precise measure of the expected life of a Fixed Income Security that combines consideration of yield, coupon, interest payments, final maturity and call features and measures the expected life of a Fixed Income Security on a present value basis. The duration of a Fixed Income Security ordinarily is shorter than its maturity.

INVESTMENT GRADE SECURITIES. Investment Grade Securities are Fixed Income Securities rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's Investors Service, Inc.
    4

("Moody's")) or determined to be of equivalent quality by MSDW Investment Management. Securities rated BBB or Baa represent the lowest of four levels of Investment Grade Securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Ratings assigned to Fixed Income Securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular Fixed Income Security. Moreover, market risk also will affect the prices of even the highest rated Fixed Income Securities so that their prices may rise or fall even if the issuer's capacity to repay its obligations remains unchanged.

HIGH YIELD SECURITIES. High Yield Securities are generally considered to include Fixed Income Securities rated below the four highest rating categories at the time of purchase (e.g., Ba through C by Moody's or BB through D by S&P) and unrated securities considered by MSDW Investment Management to be of equivalent quality. High Yield Securities are not considered investment grade and are commonly referred to as junk bonds or high yield, high risk securities.

While High Yield Securities offer higher yields, they carry a high degree of credit risk and are considered speculative by the major credit rating agencies. High Yield Securities are often issued by smaller, less credit worthy issuers, or by highly leveraged (indebted) issuers that are generally less able than more established or less leveraged issuers to make scheduled payments of interest and principal. In comparison to Investment Grade Securities, the price movement of these securities is influenced less by changes in interest rates and more by the financial and business position of the issuer. The values of High Yield Securities are more volatile and may react with greater sensitivity to market changes.

U.S. GOVERNMENT SECURITIES. U.S. Government Securities are Fixed Income Securities that are backed by the full faith and credit of the U.S. Government as to the payment of both principal and interest. U.S. Government Securities may include securities issued by the U.S. Treasury and securities issued by federal agencies and U.S. Government sponsored instrumentalities.

AGENCIES. Agencies are Fixed Income Securities which are not guaranteed by, or backed by the full faith and credit of the U.S. Government, but which are issued, sponsored or guaranteed by a federal agency or federally sponsored agency such as the Student Loan Marketing Association, or any of several other agencies.

CORPORATES. Corporates are Fixed Income Securities issued by private businesses. Holders, as creditors, have a prior legal claim over holders of Equity Securities of the issuer as to both income and assets for the principal and interest due the holder.

MONEY MARKET INSTRUMENTS. Money Market Instruments are high quality short-term Fixed Income Securities. Money Market Instruments may include obligations of governments, government agencies, banks, corporations and special purpose entities and Repurchase Agreements relating to these obligations. Certain Money Market Instruments may be denominated in a foreign currency.

REPURCHASE AGREEMENTS. Repurchase Agreements are transactions in which the Portfolio purchases a security or basket of securities and simultaneously commits to resell that security or basket to the seller (a bank, broker or dealer) at a mutually agreed upon date and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Repurchase Agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller at a mutually agreed upon rate and price. The term of these agreements is usually from overnight to one week, and never exceeds one year. Repurchase Agreements with a term of over seven days are considered illiquid.

In these transactions, the Portfolio receives as collateral securities that have a market value at least equal to the purchase price (including accrued interest) of the Repurchase Agreement, and this value is maintained during the term of the agreement. These securities are held by the Portfolio's Custodian or an approved third party for the benefit of the Portfolio until repurchased. Repurchase Agreements permit the Portfolio to remain fully invested while retaining overnight flexibility to pursue investments of a longer-term nature. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited.

Pursuant to an order issued by the SEC, the Portfolio may pool its daily uninvested cash balances in order to invest in Repurchase Agreements on a joint basis with other investment companies advised by MSDW Investment Management. By entering into Repurchase Agreements on a joint basis, the Portfolio expects to incur lower transaction costs and potentially obtain higher rates of interest on such Repurchase Agreements. The Portfolio's participation in the income from jointly purchased Repurchase Agreements will be based on the Portfolio's percentage share in the total Repurchase Agreement.

PREFERRED STOCKS. Preferred Stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. Preferred Stocks have a preference over Common Stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because Preferred Stocks represent an ownership interest in the issuer they have many of the characteristics of an Equity Security and are, therefore, included in both the definition of Fixed Income Security and Equity Security.

CONVERTIBLE SECURITIES. Convertible Securities are securities that may be exchanged under certain circumstances for a fixed number of shares of Common Stock or other Equity Securities. Convertible Securities generally represent a feature of some other type of security, such as a Fixed Income Security or Preferred Stock, so that, for example, a Convertible Fixed Income Security would be a Fixed Income Security that is convertible into Common Stock. Prices of Convertible Fixed Income Securities frequently are more volatile than non-Convertible Fixed Income Securities. Convertible Securities may be viewed as an investment in the current security or the security into which the Convertible Security may be exchanged and, therefore, are included in both the definition of Fixed Income Security or Equity Security.

LOAN PARTICIPATIONS AND ASSIGNMENTS. Loan Participations are interests in loans or other direct debt instruments ("Loans") relating to amounts owed by a corporate, governmental or other borrower to another party. Loans may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services (trade claims or other receivables), or to other parties ("Lenders") and may be fixed rate or floating rate. Loans also may be arranged through private negotiations between an issuer of sovereign debt obligations and Lenders.

The Portfolio's investments in Loans are expected in most instances to be in the form of a participation in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of a Participation, the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of an insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of a Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by MSDW Investment Management to be creditworthy.

When the Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, it is likely that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio's securities and calculating its net asset value.

Loan Participations and Assignments involve a risk of loss in case of default or insolvency of the borrower. In addition, they may offer less legal protection to the Portfolio in the event of fraud or misrepresentation and may involve a risk of insolvency of the Lender. Certain Loan Participations and Assignments may also include standby financing commitments that obligate the [investing] Portfolio to supply additional cash to the borrower on demand. Participations involving emerging market country issuers may relate to Loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to Lenders that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Such Loan Participations and Assignments present additional risk of default or loss.

TEMPORARY INVESTMENTS. When MSDW Investment Management believes that changes in economic, financial or political conditions make it advisable, the Portfolio may invest up to 100% of its assets in cash and certain short- and medium-term Fixed Income Securities for temporary defensive purposes. These Temporary Investments may consist of obligations of the U.S. or foreign governments, their agencies or instrumentalities; Money Market Instruments; and instruments issued by international development agencies.

ZERO COUPONS, PAY-IN-KIND SECURITIES OR DEFERRED PAYMENT SECURITIES. Zero Coupon, Pay-In-Kind and Deferred Payment Securities are all types of Fixed Income Securities on which the holder does not receive periodic cash payments of interest or principal. Generally, these securities are subject to greater price volatility and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular intervals. Although the Portfolio will not receive cash periodic coupon payments on these securities, the Portfolio may be deemed to have received interest income, or "phantom income" during the life of the obligation. The Portfolio may have to pay taxes on this phantom income, although it has not received any cash payment.

    ZERO COUPONS. Zero Coupons are fixed income securities that do not make regular interest payments. Instead, Zero Coupons are sold at a discount from their face value. The difference between a Zero Coupon's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero Coupons may offer investors the opportunity to earn a higher yield than that available on ordinary interest-paying obligations of similar credit quality and maturity.
    6

    PAY-IN-KIND SECURITIES. Pay-In-Kind Securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities.

    DEFERRED PAYMENT SECURITIES. Deferred Payment Securities are securities that remain Zero Coupons until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

FOREIGN INVESTMENT

Investing in foreign securities involves certain special considerations which are not typically associated with investing in the Equity Securities or Fixed Income Securities of U.S. issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic developments which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently is higher than the costs of investing in the United States. Although MSDW Investment Management endeavors to achieve the most favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

Investments in securities of foreign issuers generally are denominated in foreign currencies. Accordingly, the value of the Portfolio's assets, as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. The Portfolio may incur costs in connection with conversions between various currencies.

Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. The Portfolio may be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes.

MSDW Investment Management considers an issuer to be from a particular country if (i) its principal securities trading market is in that country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, or has a principal office in that country. By applying these tests, it is possible that a particular company could be deemed to be from more than one country.

FOREIGN EQUITY SECURITIES. Foreign Equity Securities are Equity Securities of an issuer in a foreign country.

FOREIGN GOVERNMENT FIXED INCOME SECURITIES. Foreign Government Fixed Income Securities are Fixed Income Securities issued by a foreign government or government-related issuer in a foreign country.

FOREIGN CORPORATE FIXED INCOME SECURITIES. Foreign Corporate Fixed Income Securities are Fixed Income Securities issued by a private issuer in a foreign country.

EMERGING MARKET COUNTRY SECURITIES. An emerging market country security is one issued by a foreign government or private issuer that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets, or (iii) it is organized under the laws of, or has a principal office in, an emerging market country.

Emerging market describes any country which is generally considered to be an emerging or developing country by major organizations in the international financial community, such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in certain fixed income securities and domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. The Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental registration of approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market countries also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could affect adversely the economies of such countries or the value of the Portfolio's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

Portfolios that invest in emerging markets may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

RUSSIAN EQUITY SECURITIES. The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of Equity Securities in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and the Portfolio could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for the Portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by Russian law to employ an independent registrar, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent the Portfolio from investing in the securities of certain Russian companies deemed suitable by the Adviser and could cause a delay in the sale of Russian Securities by the Portfolio if the company deems a purchaser unsuitable, which may expose the Portfolio to potential loss on its investment.

In light of the risks described above, the Board Directors of the Fund has approved certain procedures concerning the Fund's investments in Russian Securities. Among these procedures is a requirement that the Portfolio will not invest in the Equity Securities of a Russian company unless that issuer's registrar has entered into a contract with the Fund's sub-custodian containing certain protective conditions, including, among other things, the sub-custodian's right to conduct regular share confirmations on behalf of the Portfolio. This requirement will likely have the effect of precluding investments in certain Russian companies that the Portfolio would otherwise make.

FOREIGN CURRENCY TRANSACTIONS. The U.S. dollar value of the assets of the Portfolio, to the extent it invests in securities denominated in foreign currencies, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies. The Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. The Portfolio also may manage their foreign currency transactions by entering into foreign currency forward contracts to purchase or sell foreign currencies or by using other instruments and techniques described under "Derivatives" below.

Under normal circumstances, consideration of the prospect for changes in the values of currency will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, MSDW Investment Management believes that it is important to have the flexibility to use such derivative products when it determines that it is in the best interests of the Portfolio. It may not be practicable to hedge foreign currency risk in all markets, particularly emerging markets.

    FOREIGN CURRENCY WARRANTS. The Portfolio may invest in foreign currency warrants, which entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the U.S., in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event
    8
that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (E.G., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Foreign currency warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

    PRINCIPAL EXCHANGE RATE LINKED SECURITIES. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some foreign currency risk).

BRADY BONDS. Brady Bonds are Fixed Income Securities that are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. The Portfolio will invest in Brady Bonds only if they are consistent with the Portfolio's quality specifications. However, Brady Bonds should be viewed as speculative in light of the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.

INVESTMENT FUNDS. Some emerging market countries have laws and regulations that currently preclude direct investment or make it undesirable to invest directly in the securities of their companies. However, indirect investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through Investment Funds that have been specifically authorized. The Portfolio may invest in these Investment Funds subject to the provisions of the 1940 Act, as applicable, and other applicable laws.

EUROPEAN CURRENCY TRANSITION.  On January 1, 1999, the European Monetary Union
(EMU) implemented a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. Implementation of this plan will mean that financial transactions and market information, including share quotations and company accounts, in participating countries will be denominated in Euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank (ECB).

The transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, the process of implementing the Euro may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

OTHER SECURITIES

LOANS OF PORTFOLIO SECURITIES. The Portfolio may lend its investment securities to qualified institutional investors that need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder, which currently require that (i) the borrower pledge and maintain with the Portfolio collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to market" on a daily basis); (iii) the loan be made subject to termination by the Portfolio at any time; and (iv) the Portfolio receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by MSDW Investment Management to be of good standing and when, in the judgment of MSDW Investment Management, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Directors.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Directors. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED
SECURITIES. The Portfolio may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed and restricted securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less that those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, the Portfolio may be required to bear the expenses of registration.

As a general matter, the Portfolio may not invest more than 15% of its net assets in illiquid securities, such as securities for which there is not a readily available secondary market or securities that are restricted from sale to the public without registration. However, certain Restricted Securities can be offered and sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933 (the "1993 Act") ("Rule 144A Securities") and may be deemed to be liquid under guidelines adopted by the Fund's Board of Directors. The Portfolio may invest without limit in liquid Rule 144A Securities.
Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-Issued and Delayed Delivery Securities are securities purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment, but will take place no more than 120 days after the trade date. The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. When the Portfolio agrees to purchase When-Issued or Delayed Delivery Securities, it will earmark or segregate cash or liquid securities in an amount equal to the Portfolio's commitment to purchase these securities.

TEMPORARY BORROWING. The Portfolio is permitted to borrow from banks and other entities in an amount up to 10% of its total assets for extraordinary or emergency purposes. For example, the Portfolio may borrow for temporary defensive purposes or to meet shareholder redemptions when MSDW Investment Management believes that it would not be in the best interests of the Portfolio to liquidate portfolio holdings. The Portfolio will not purchase additional securities while temporary borrowings exceed 5% of its total assets.

The Board of Directors of the Fund has approved procedures whereby the Portfolio together with other investment companies advised by MSDW Investment Management or its affiliates may enter into a joint line of credit arrangement with a bank. The Portfolio would be liable only for its own temporary borrowings under the joint line of credit arrangements.

STRUCTURED INVESTMENTS. Structured Investments are securities that are convertible into, or the value of which is based upon the value of, other fixed income or equity securities or indices upon certain terms and conditions. The amount the Portfolio receives
    10
when it sells a Structured Investment or at maturity of a Structured Investment is not fixed, but is based on the price of the underlying security or index. Particular Structured Investments may be designed so that they move in conjunction with or differently from their underlying security or index in terms of price and volatility. It is impossible to predict whether the underlying index or price of the underlying security will rise or fall, but prices of the underlying indices and securities (and, therefore, the prices of Structured Investments) will be influenced by the same types of political and economic events that affect particular issuers of fixed income and equity securities and capital markets generally. Structured Investments also may trade differently from their underlying securities. Structured Investments generally trade on the secondary market, which is fairly developed and liquid. However, the market for such securities may be shallow compared to the market for the underlying securities or the underlying index. Accordingly, periods of high market volatility may affect the liquidity of Structured Investments, making high volume trades possible only with discounting.

Structured Investments are a relatively new innovation and may be designed to have various combinations of equity and fixed income characteristics. The following sections describe four of the more common types of Structured Investments. The Portfolio may invest in other Structured Investments, including those that may be developed in the future, to the extent that the Structured Investments are otherwise consistent with the Portfolio's investment objective and policies.

    PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Portfolio may be compensated with a substantially higher dividend yield than that on the underlying common stock. Investors that seek current income find PERCS attractive because PERCS provide a high dividend income than that paid with respect to a company's common stock.

    ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Portfolio may be compensated with the higher yield, contingent on how well the underlying common stock does. Investors that seek current income, find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock. The return on ELKS depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third party investment banker or other lender. The creditworthiness of such third party issuer of ELKS may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using ELKS over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using ELKS is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

    LYONS. Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Portfolio will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. The Portfolio will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors when it appears that they will increase in value due to the rise in value of the underlying common stock.

    STRUCTURED NOTES. Structured Notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and London Inter-Bank Offered Rate (LIBOR)) and stock indices, such as the S&P 500. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured Notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. Depending on the factor used and the use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular Structured Notes to become illiquid. The Portfolio will use Structured Notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

DERIVATIVES

The Portfolio is permitted to utilize various exchange-traded and over-the-counter derivative instruments and derivative securities, both for hedging and non-hedging purposes. Permitted derivative products include, but are not limited to futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objectives of the Portfolio. These derivative products may be based on a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying"). The Portfolio will limit its use of foreign currency forward contracts and other derivative products for non-hedging purposes to 33 1/3% of its total assets, measured by the aggregate notional amount of outstanding derivative products.

The term hedging, generally, means that the Portfolio is using a derivative product as a way to reduce or limit risk. For example, a Portfolio may hedge in order to limit the effects of a change in the value of a particular foreign currency versus the U.S. dollar or the Portfolio could use a portion of its cash to buy securities futures in order to hedge the risk of not being fully invested. The Portfolio also may use certain complex hedging techniques. For example, the Portfolio may use a type of hedge known as a cross hedge or a proxy hedge, where the Portfolio hedges the risk associated with one underlying by purchasing or selling a derivative product with an underlying that is different. There is no limit on the use of foreign currency forward contracts or other derivative products for hedging purposes.

The Portfolio may use derivative products under a number of different circumstances to further their investment objectives. For example, a Portfolio may purchase derivatives to gain exposure to a market or currency quickly in response to changes in the Portfolio's investment strategy, upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying market. The Portfolio may also use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Portfolio also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by the Portfolio for hedging or risk management purposes and in other circumstances when MSDW Investment Management believes it advantageous to do so consistent with the Portfolio's investment objectives and policies. Except under circumstances where a segregated account is not required under the 1940 Act or the rules adopted thereunder, the Portfolio will earmark cash or liquid assets or place them in a segregated account in an amount necessary to cover the Portfolio's obligations under such derivative transactions.

The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If MSDW Investment Management is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio will be less favorable than it would have been if these investment techniques had not been used.

Some of the derivative products in which the Portfolio may invest and some of the risks related thereto are described in further detail below.

FOREIGN CURRENCY FORWARD CONTRACTS. A foreign currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades. The Portfolio may enter into foreign currency forward contracts in many circumstances. For example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. For example, when the Portfolio anticipates that the currency of a particular foreign country may suffer a decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. Similarly, when the Portfolio anticipates that the U.S. dollar may suffer a decline against a foreign currency it may enter into a foreign currency forward contract to buy that currency for a fixed amount. However, it may not be practicable to hedge currency in all markets, particularly emerging markets.

The precise matching of the forward contract amounts and the value of the securities involved generally will not be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these
    12
securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Under normal circumstances, consideration of the prospect for changes in the values of currency will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, MSDW Investment Management believes that it is important to have the flexibility to enter into such forward contracts when it determines that it is in the best interests of the Portfolio. Except under circumstances where a segregated account is not required under the 1940 Act or the rules adopted thereunder, the Portfolio will earmark cash or liquid assets or place them into a segregated account in an amount necessary to cover the Portfolio's obligations under such foreign currency forward contracts.

The Portfolio generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that such Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Portfolio entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Portfolio is not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

FUTURES CONTRACTS (FUTURES) AND FORWARD CONTRACTS (FORWARDS). The Portfolio may purchase and sell futures contracts, including futures on securities indices, baskets of securities, foreign currencies and interest rates of the type generally known as financial futures. These are standardized contracts that are bought and sold on organized exchanges. A futures contract obligates a party to buy or sell a specific amount of the "underlying," such as a particular foreign currency, on a specified future date at a specified price or to settle the value in cash.

The Portfolio may also purchase and sell forward contracts, such as forward rate agreements and other financial forward contracts. The Portfolio may also use foreign currency forward contracts which are separately discussed under "Foreign Currency Forward Contracts." These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. Like a future, a forward contract obligates a party to buy or sell a specific amount of the underlying on a specified future date at a specified price. The terms of the forward contract are customized. Forward contracts, like other over-the-counter contracts that are negotiated directly with an individual counterparty, subject the Portfolio to the risk of counterparty default.

In some cases, the Portfolio may be able to use either futures contracts, forward contracts or exchange-traded or over-the-counter options to accomplish similar purposes. In all cases, the Portfolio will use these products only as permitted by applicable laws and regulations. Some of the ways in which the Portfolio may use futures contracts, forward contracts and related options are as follows:

The Portfolio may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or may purchase securities index futures or options in order to gain market exposure. There currently are limited securities index futures and options on such futures in many countries, particularly emerging markets. The nature of the strategies adopted by MSDW Investment Management, and the extent to which those strategies are used, may depend on the development of such markets. The Portfolio may also purchase and sell foreign currency futures to lock in rates or to adjust their exposure to a particular currency.

The Portfolio may engage in transactions in interest rate futures and related products. The value of these contracts rises and falls inversely with change in interest rates. The Portfolio may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates or for other purposes.

Gains and losses on futures contracts, forward contracts and related options depend on MSDW Investment Management's ability to predict correctly the direction of movement of securities prices, interest rates and other economic factors. Other risks associated with the use of these instruments include
(i) imperfect correlation between the changes in market value of investments held by the Portfolio and the prices of derivative products relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a derivative product and the resulting inability to close out a position. The Portfolio will seek to minimize the risk by only entering into transactions for which there appears to be a liquid exchange or secondary market. In some strategies, the risk of loss in trading on futures and related transactions can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in pricing.

Under rules adopted by the Commodity Futures Trading Commission (the "CFTC"), the Portfolio may, without registering with the CFTC as a Commodity Pool Operator, enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-bona fide hedging activities.

OPTIONS. The Portfolio may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to individual securities, indices or baskets in which the Portfolio may invest; other financial instruments; and foreign currency. Various options may be purchased and sold on exchanges or over-the-counter markets.

The Portfolio may purchase put and call options. Purchasing a put option gives the Portfolio the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. The purchaser pays a premium to the seller (also known as the writer) of the option.

The Portfolio also may write put and call options on investments held in its portfolio, as well as foreign currency options. The Portfolio that has written an option receives a premium that increases the Portfolio's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, the Portfolio will limit its opportunity to profit from an increase in the market value of the underlying above the exercise price of the option. By writing a put option, the Portfolio will be exposed to the amount by which the price of the underlying is less than the strike price.

By writing an option, the Portfolio incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. Pursuant to guidelines established by the Board of Directors, the Portfolio may only write options that are "covered." A covered call option means that until the expiration of the option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying; or (iii) a call option on the same underlying with a strike price no higher than the price at which the underlying was sold pursuant to a short option position. In the case of a put option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying with an equal or higher strike price.

There currently are limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by MSDW Investment Management and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Portfolios' use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by the Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.

SWAPS, CAPS, COLLARS AND FLOORS. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount." As with many of the other derivative products available to the Portfolio, the underlying may include an interest rate (fixed or floating), a currency exchange rate, a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other make payments equivalent to a specified interest rate index. The Portfolio may engage in simple or more complex swap transactions involving a wide variety of underlyings. The currency swaps that the Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

Caps, collars and floors are privately-negotiated option-based derivative products. The Portfolio may use one or more of these products in addition to or in lieu of a swap involving a similar rate or index. As in the case of a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. As in the case of swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and
    14
like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged and thus is not at risk. A collar is a combination product in which the same party, such as the Portfolio, buys a cap from and sells a floor to the other party. As with put and call options, the amount at risk is limited for the buyer, but, if the cap or floor in not hedged or covered, may be unlimited for the seller. Under current market practice, caps, collars and floors between the same two parties are generally documented under the same "master agreement." In some cases, options and forward agreements may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted and only a single payment would be made.

Swaps, caps, collars and floors are credit-intensive products. If the Portfolio enters into a swap transaction bears the risk of default, i.e. nonpayment, by the other party. The guidelines under which the Portfolio enters derivative transactions, along with some features of the transactions themselves, are intended to reduce these risks to the extent reasonably practicable, although they cannot eliminate the risks entirely. Under guidelines established by the Board of Directors, the Portfolio may enter into swaps only with parties that meet certain credit rating guidelines. Consistent with current market practices, the Portfolio will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for net payment upon default. In addition, the Portfolio's obligations under an agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

Interest rate and total rate of return (fixed income or equity) swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total rate of return swap defaults, the Portfolio's risk of loss will consist of the payments that the Portfolio is contractually entitled to receive from the other party. This may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other. If there is a default by the other party, the Portfolio may have contractual remedies under the agreements related to the transaction.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS

The Portfolio has adopted the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (i) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio. The Portfolio will not:

    (1) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

    (2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

    (3) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

    (4) issue senior securities and will not borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

    (5) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

    (6) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and

    (7) write or acquire options or interests in oil, gas or other mineral exploration or development programs.

NON-FUNDAMENTAL LIMITATIONS

In addition, the Portfolio has adopted non-fundamental investment limitations as stated below and in the Prospectus. Such limitations may be changed without shareholder approval. The Portfolio will not:

    (1) purchase on margin or sell short, except (i) that the Portfolio may enter into option transactions and futures contracts as described in its Prospectus; and (ii) as specified above in fundamental investment limitation number (1) above;

    (2) purchase or retain securities of an issuer if those officers and Directors of the Fund or its investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

    (3) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value;

    (4) invest for the purpose of exercising control over management of any company;

    (5) invest in real estate limited partnership interests;

    (6) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in the Prospectus) that are publicly distributed; and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder; and

    (7) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets, or purchase securities while borrowings exceed 5% of its total assets.

The Portfolio will diversify its holdings so that, at the close of each quarter of its taxable year or within 30 days thereafter, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash (including cash items and receivables), U.S. Government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities). Prior to the close of each quarter (or within 30 days thereafter), the Portfolio's holdings maybe less diversified and are not required to satisfy any diversification test.

With respect to fundamental investment limitation number (6), the Portfolio will determine industry concentration in accordance with the industry classifications used by its benchmark index.

The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Portfolios of the Fund may adopt different limitations.

                               PURCHASE OF SHARES

You may purchase Class A shares of the Portfolio on any day the New York Stock Exchange ("NYSE") is open. The Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares and (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund.

Shares of the Portfolio may be purchased at the net asset value per share next determined after receipt by the Fund or its designee of a purchase order as described under "Methods of Purchase." The net asset value per share of the Portfolio is calculated on days that the NYSE is open for business. Net asset value per share is determined as of the close of trading of the NYSE (normally 4:00 p.m. Eastern Time).

METHODS OF PURCHASE

You may purchase shares directly from the Fund by Federal Funds wire, by bank wire or by check; however, on days that the NYSE is open but the custodian bank is closed, you may only purchase shares by check. If a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.

FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. Federal Funds purchase orders will be accepted only on a day on which the Fund and The Chase Manhattan Bank ("Chase Bank") are open for business. Your bank may charge a service fee for wiring Federal Funds. In order to ensure proper handling of your purchase by Federal Funds wire, please follow these steps.

     1. Place your order by telephoning the Fund at 1-800-548-7786. A Fund representative will request certain purchase information and provide you with a confirmation number.

     2. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account as follows:

         The Chase Manhattan Bank
         One Manhattan Plaza
         New York, NY 10081-1000
         ABA# 021000021
         DDA# 910-2-733293
         Attn: Morgan Stanley Dean Witter Institutional Fund, Inc.
         Ref: (Portfolio name, your account number, your account name)

         Please call the Fund at 1-800-548-7786 prior to wiring funds.
    16

     3. Complete and sign an Account Registration Form and mail it to the address shown thereon.

When a purchase order is received prior to the Pricing Time and Federal Funds are received prior to the regular close of the Federal Funds Wire Control Center ("FFWCC") (normally 6:00 p.m. Eastern Time) the purchase will be executed at the net asset value computed on the date of receipt. Purchases for which an order is received after the Pricing Time or for which Federal Funds are received after the regular close of the FFWCC will be executed at the net asset value next determined. Certain institutional investors and financial institutions have entered into an agreement with the Fund pursuant to which they may place orders prior to the Pricing Time, but make payment in Federal Funds for those shares the following business day.

BANK WIRE. A purchase of shares by bank wire must follow the same procedure as for a Federal Funds wire, described above. However, depending on the time the bank wire is sent and the bank handling the wire, money transferred by bank wire may or may not be converted into Federal Funds prior to the close of the FFWCC. Prior to conversion to Federal Funds and receipt by the Fund, an investor's money will not be invested.

CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check payable to "Morgan Stanley Dean Witter Institutional Fund, Inc. -- [Portfolio name]" to:

         Morgan Stanley Dean Witter Institutional Fund, Inc.
         P.O. Box 2798
         Boston, Massachusetts 02208-2798

The Fund ordinarily is credited with Federal Funds within one business day of deposit of a check. Thus, a purchase of shares by check ordinarily will be credited to your account at the net asset value per share of the Portfolio determined on the next business day after receipt. An investor's money will not be invested prior to crediting of Federal Funds.

                              REDEMPTION OF SHARES

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not practicable for a Portfolio to dispose of securities it owns, or fairly to determine the value of its assets; and (iii) for such other periods as the SEC may permit.

Shares of the Portfolio, may be redeemed at any time and without charge at the net asset value per share next determined after receipt by the Fund of a redemption order as described under "Methods of Redemption". Redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Portfolio.

METHODS OF REDEMPTION

You may redeem shares directly from the Fund by mail or by telephone.

BY MAIL. The Portfolio will redeem shares upon receipt of a redemption request in "good order." Redemption requests may be sent by regular mail to Morgan Stanley Dean Witter Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798 or, by overnight courier, to Morgan Stanley Dean Witter Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.

"Good order" means that the request to redeem shares must include the following:

    1. A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

    2.  Any required signature guarantees; and

    3. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.

Redemption requests received in "good order" prior to the Pricing Time will be executed at the net asset value computed on the date of receipt. Redemption requests received after the Pricing Time will be executed at the next determined net asset value. Shareholders who are uncertain of requirements for redemption by mail should consult with a Fund representative.

BY TELEPHONE. If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can redeem Portfolio shares by calling the Fund and requesting that the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. To change the commercial bank or account designated to receive redemption proceeds, send a written request to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. The telephone redemption option may be difficult to implement at times, particularly during volatile market conditions. If you experience difficulty in making a telephone redemption, you may redeem shares by mail as described above.

The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each telephone transaction. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transactions requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

FURTHER REDEMPTION INFORMATION

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable portfolio securities in accordance with applicable SEC rules. Shareholders may incur brokerage charges on the sale of securities received from a distribution-in-kind.

The Fund has made an election with the SEC pursuant to Rule 18f-1 under the 1940 Act to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in portfolio securities or in cash, as the Board of Directors may deem advisable as being in the best interests of the Fund. If redemptions are paid in portfolio securities, such securities will be valued as set forth under "Valuation of Shares."

No charge is made by the Portfolio for redemptions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Portfolio.

To protect your account and the Fund from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Fund to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (i) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s) and/or registered address; and (ii) share transfer requests. An "eligible guarantor institution" may include a bank, a trust company, a credit union or savings and loan association, a member firm of a domestic stock exchange, or a foreign branch of any of the foregoing. Notaries public are not acceptable guarantors. The signature guarantees must appear either: (i) on the written request for redemption; (ii) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (iii) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

                         ACCOUNT POLICIES AND FEATURES

[TRANSFER OF SHARES

Shareholders may transfer Portfolio shares to another person by making a written request to the Fund. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. It may not be possible to transfer shares purchased through a Financial Intermediary. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring shares may affect the eligibility of an account for a given class of the Portfolio's shares and may result in involuntary conversion or redemption of such shares.]

VALUATION OF SHARES

The net asset value per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable, less all liabilities, by the total number of outstanding shares of Portfolio. Net asset value per share of the Portfolio is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The NYSE will be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Price information on listed securities is taken from the exchange where the security is primarily traded. Portfolio securities generally are valued at their market value. Securities listed on a U.S. securities exchange for which market quotations are available generally are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange generally are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date and for which market quotations are not readily available generally are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the average of the bid and asked prices quoted on such valuation date by reputable brokers.
    18

Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily unless collection is in doubt. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional-size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

The value of other assets and securities for which quotations are not readily available (including certain restricted and unlisted securities) and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies generally will be converted into U.S. dollars at the mean of the bid and asked price of such currencies against the U.S. dollar as quoted by a major bank.

                             MANAGEMENT OF THE FUND

OFFICERS AND DIRECTORS

The Fund's officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Fund. The Directors set broad policies for the Fund and choose its officers. One Director and all of the officers of the Fund are directors, officers or employees of MSDW Investment Management, Morgan Stanley or Chase Global Funds Services Company ("Chase Global"). The other Directors have no affiliation with MSDW Investment Management, Morgan Stanley or Chase Global. Directors and officers of the Fund are also directors and officers of some or all of the funds in the Fund Complex (defined below) or other investment companies managed, administered, advised or distributed by MSDW Investment Management or its affiliates. A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below:

NAME, ADDRESS AND DATE OF BIRTH           POSITION WITH FUND     PRINCIPAL; OCCUPATION DURING PAST FIVE YEARS
---------------------------------------  ---------------------   --------------------------------------------
Barton M. Biggs*                         Chairman and Director   Chairman, Director and Managing Director of Morgan
 Morgan Stanley Dean Witter Investment                             Stanley Dean Witter Investment Management Inc. and
 Management Inc.                                                   Morgan Stanley Dean Witter Investment Management
 1221 Avenue of the Americas                                       Limited; Managing Director of Morgan Stanley & Co.
 New York, NY 10020                                                Incorporated; Member of the Yale Development
 11/26/32                                                          Board; and Chairman and Director of various funds
                                                                   in the Fund Complex.**

John D. Barrett, II                      Director                Chairman and Director of Barrett Associates, Inc.
 Barrett Associates Inc.                                           (investment counseling); and Director of the
 521 Fifth Avenue                                                  Ashforth Company (real estate) and of various
 New York, NY 10135                                                funds in the Fund Complex.
 8/21/35

Gerard E. Jones                          Director                Partner, Richards & O'Neil LLP (law firm); and
 Richards & O'Neil LLP                                             Director of various funds in the Fund Complex.
 43 Arch Street
 Greenwich, CT 06830
 1/23/37

Graham E. Jones                          Director                Senior Vice President of BGK Properties; Trustee of
 330 Garfield Street                                               various investment companies managed by Weiss,
 Suite 200                                                         Peck & Greer, Deutsche Asset Management
 Santa Fe, NM 87501                                                Incorporated and Sun Capital Advisors, Inc.; and
 1/31/33                                                           Director of various funds in the Fund Complex.

John A. Levin                            Director                Chairman and Chief Executive Officer of John A.
 One Rockeffeller Plaza                                            Levin & Co., Inc. (investment adviser); Director,
 New York, NY 10020                                                Chairman, President and Chief Executive Officer of
 8/20/38                                                           BKF Capital Group, Inc.; and Director of various
                                                                   funds in the Fund Complex.

Andrew McNally IV                        Director                Managing Director of Hammond Kennedy Whitney
 333 North Michigan Avenue                                         (merchant banking); and Director of Rand McNally &
 Suite 501                                                         Company (publishing), Burns International Services
 Chicago, IL 60601                                                 Corp. (security), Reinhold Industries Inc.
 11/11/39                                                          (industrial products), Hubbell, Inc. (industrial
                                                                   electronics) and various funds in the Fund
                                                                   Complex. Formerly, Chairman and Chief Executive
                                                                   Officer of Rand McNally & Company.

William G. Morton, Jr.                   Director                Chairman and Chief Executive Officer of Boston Stock
 100 Franklin Street                                               Exchange; and Director of Tandy Corporation and
 Boston, MA 02110                                                  various funds in the Fund Complex.
 3/13/37

Samuel T. Reeves                         Director                President, Pinnacle Trading L.L.C (investments); and
 8211 North Fresno Street                                          Director of various funds in the Fund Complex.
 Fresno, CA 93720                                                  Formerly, Member of the Advisory Board, Tiger
 7/28/34                                                           Management Corp. and Director, Pacific Gas &
                                                                   Electric Corp.

Fergus Reid                              Director                Chairman and Chief Executive Officer of LumeLite
 85 Charles Colman Blvd                                            Plastics Corporation (injection molding); Trustee
 Pawling, NY 12564                                                 and Director of Vista Mutual Fund Group; and
 8/12/32                                                           Director of various funds in the Fund Complex.

NAME, ADDRESS AND DATE OF BIRTH           POSITION WITH FUND     PRINCIPAL; OCCUPATION DURING PAST FIVE YEARS
---------------------------------------  ---------------------   --------------------------------------------
Frederick O. Robertshaw                  Director                Attorney at law; and Director of various funds in
 2025 North Third Street                                           the Fund Complex.
 Suite 300
 Phoenix, AZ 85004
 1/24/34

Harold J. Schaaff, Jr.                   President               Managing Director of Morgan Stanley & Co.
 Morgan Stanley Dean Witter Investment                             Incorporated and Morgan Stanley Dean Witter
 Management Inc.                                                   Investment Management Inc.; and Director and
 1221 Avenue of the Americas                                       President of various funds in the Fund Complex.
 New York, NY 10020                                                Formerly, General Counsel and Secretary of Morgan
 6/10/60                                                           Stanley Dean Witter Investment Management Inc.

Joseph P. Stadler                        Vice President          Principal of Morgan Stanley & Co. Incorporated and
 Morgan Stanley Dean Witter Investment                             Morgan Stanley Dean Witter Investment Management
 Management Inc.                                                   Inc.; and Vice President of various funds in the
 1221 Avenue of the Americas                                       Fund Complex. Formerly, with Price Waterhouse LLP
 New York, NY 10020                                                (now PricewaterhouseCoopers LLP).
 6/7/54

Stefanie V. Chang                        Vice President          Vice President of Morgan Stanley & Co. Incorporated,
 Morgan Stanley Dean Witter Investment                             Morgan Stanley Dean Witter Investment Management
 Management Inc.                                                   Inc. and various funds in the Fund Complex.
 1221 Avenue of the Americas                                       Formerly, practiced law with the New York law firm
 New York, NY 10020                                                of Rogers & Wells.
 11/30/66

Arthur J. Lev                            Vice President          Principal of Morgan Stanley &  Co. Incorporated;
 Morgan Stanley Dean Witter Investment                             Principal, Secretary and General Counsel of Morgan
 Management Inc.                                                   Stanley Dean Witter Investment Management Inc.;
 1221 Avenue of the Americas                                       and Vice President of various funds in the Fund
 New York, NY 10020                                                Complex. Formerly, Vice President at Bankers Trust
 9/23/61                                                           Company (financial services).

Mary E. Mullin                           Secretary               Vice President of Morgan Stanley & Co. Incorporated
 Morgan Stanley Dean Witter Investment                             and Morgan Stanley Dean Witter Investment
 Management Inc.                                                   Management Inc.; and Secretary of various funds in
 1221 Avenue of the Americas                                       the Fund Complex. Formerly, practiced law with the
 New York, NY 10020                                                New York law firms of McDermott, Will & Emery and
 3/22/67                                                           Skadden, Arps, Slate, Meagher & Flom LLP.

Belinda A. Brady                         Treasurer               Fund Administration Senior Manager, Chase Global
 Chase Global Funds                                                Funds Services Company; and Treasurer of various
 Services Company                                                  funds in the Fund Complex. Formerly, Senior
 73 Tremont Street                                                 Auditor at Price Waterhouse LLP (now
 Boston, MA 02108-3913                                             PricewaterhouseCoopers LLP).
 1/23/68

Robin L. Conkey                          Assistant Treasurer     Fund Administration Manager, Chase Global Funds
 Chase Global Funds                                                Services Company; and Assistant Treasurer of
 Services Company                                                  various various funds in the Fund Complex.
 73 Tremont Street                                                 Formerly, Senior Auditor at Price Waterhouse LLP
 Boston, MA 02108-3913                                             (now PricewaterhouseCoopers LLP).
 5/11/70

--------------

 * Indicates each director that is an "interested person" within the meaning of the 1940 Act.

** The Fund Complex currently includes Morgan Stanley Dean Witter Institutional
   Fund, Inc.; The Universal Institutional Funds, Inc.; Morgan Stanley Dean Witter Strategic Adviser Fund, Inc.; Morgan Stanley Dean Witter Africa Investment Fund, Inc.; Morgan Stanley Dean Witter Asia-Pacific Fund, Inc.; Morgan Stanley Dean Witter Eastern Europe Fund, Inc.; Morgan Stanley Dean Witter Emerging Markets Fund, Inc.; Morgan Stanley Dean Witter Emerging Markets Debt Fund, Inc.; Morgan Stanley Dean Witter Global Opportunity Bond Fund, Inc.; Morgan Stanley Dean Witter High Yield Fund, Inc.; Morgan Stanley Dean Witter India Investment Fund, Inc.; The Latin American Discovery Fund, Inc.; The Malaysia Fund, Inc.; The Pakistan Investment Fund, Inc.; The Thai Fund, Inc.; and The Turkish Investment Fund, Inc.

COMPENSATION OF DIRECTORS AND OFFICERS

The Fund, together with the other funds in the Fund Complex for which a Director serves as director, pays each of the Directors who is not an "interested person" an annual aggregate fee of $75,000, plus reasonable out-of-pocket expenses for service as a Director and for serving on the Board's Audit and/or Nominating/Compensation Committees. Director's fees will be allocated among the Fund and the other funds in the Fund Complex for which a Director serves as a director in proportion to their respective average net assets. For the fiscal year ended December 31, 1999, the Fund paid approximately $654,000 in Directors' fees and expenses. Directors who are also officers or affiliated persons receive no remuneration from the Fund for their services as Directors. The Fund's officers and employees are paid by MSDW Investment Management or its agents.

The following table shows aggregate compensation paid to each of the Fund's Directors by the Fund and the Fund Complex, respectively, in the fiscal year ended December 31, 1999. Prior to April 1, 2000 each Independent Director received annual compensation of $65,000, plus reasonable out-of-pocket expenses from the Fund Complex. Members of the Board's Audit Committee received an additional $10,000 per year from the Fund Complex.

                               COMPENSATION TABLE

                                                                              TOTAL COMPENSATION
                                                               AGGREGATE          FROM FUND
                                                              COMPENSATION     AND FUND COMPLEX
NAME OF PERSON, POSITION                                       FROM FUND     PAYABLE TO DIRECTORS
------------------------                                      ------------   --------------------
Barton M. Biggs,
 Director and Chairman of the Board.........................     None               None
Michael F. Klein,(1)
 Director and President.....................................     None               None
John D. Barrett, II(5)
 Director...................................................    62,320             65,000
Gerard E. Jones,(6)
 Director...................................................    62,320             72,100
Andrew McNally, IV(2)(6)
 Director...................................................    71,908             75,000
Samuel T. Reeves,(2)(5)
 Director...................................................    71,908             82,100
Fergus Reid,(2)(5)
 Director...................................................    62,320             72,100
Frederick O. Robertshaw,(2)(6)
 Director...................................................    71,908             75,000
Graham E. Jones,(3)(6)
 Director...................................................     N/A               75,750
John A. Levin,(3)(5)
 Director...................................................     N/A               72,100
William G. Morton, Jr.,(3)(6)
 Director...................................................     N/A               65,000

------------------

(1) Mr. Klein resigned from the Board effective March 2, 2000.

(2) Messrs. McNally, Reeves, Reid and Robertshaw have elected, pursuant to the deferred compensation plan, to defer all, or a portion, of their compensation received from the Fund for the fiscal year ended December 31, 1999.

(3) Messrs. Jones, Levin and Morton were appointed to the Board on February 17, 2000 and therefore, did not receive compensation from the Fund for the fiscal year ended December 31, 1999.

(4) Number of other investment companies in Fund Complex from whom Directors received compensation: Mr. Barrett-2; Mr. Gerard E. Jones-3; Mr. Graham E. Jones-12; Mr. Levin-12; Mr. McNally-2; Mr. Morton-12; Mr. Reeves-3; Mr. Reid-3; Mr. Robertshaw-2.

(5) Member of Nominating/Compensation Committee of the Board of Directors of the Fund.

(6) Member of the Audit Committee of the Board of Directors of the Fund.

The Fund maintains an unfunded Deferred Compensation Plan which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for attending meetings of the Board of Directors throughout the year. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to either of the following: (i) a rate equal to the prevailing rate for 90-day U.S. Treasury Bills, or (ii) a rate equal to the total return on one or more portfolios of the Fund or other funds in the Fund Complex selected by the Director. Distributions generally are in the form of equal annual installments over a period of five years beginning on the first day of the year following the year in which the Director's service terminates, except that the Board of Directors, in its sole discretion, may accelerate or extend such distribution schedule. The Fund intends that the Deferred Compensation Plan shall be maintained at all times on an unfunded basis for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The rights of an eligible Director and the beneficiaries to the amounts held under the Deferred Compensation Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

CODE OF ETHICS

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Directors has adopted a Code of Ethics for the Fund and approved Codes of Ethics adopted by MSDW Investment Management and Morgan Stanley (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Directors and officers of the Fund, MSDW Investment Management and Morgan Stanley ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the Public.
    22

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

MSDW Investment Management is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"). The principal offices of MSDW are located at 1585 Broadway, New York, NY 10036, and the principal offices of MSDW Investment Management are located at 1221 Avenue of the Americas, New York, NY 10020. MSDW Investment Management provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. In managing the Portfolio, MSDW Investment Management may use the services of associated investment personnel employed by its affiliated institutional asset management companies. Pursuant to the Investment Advisory Agreement, MSDW Investment Management is entitled to receive from the shares of the Portfolio an annual management fee, payable quarterly, equal to 1.25% of the Portfolio's average daily net assets. MSDW Investment Management has voluntarily agreed to a reduction in the fees payable to it and to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed the percentage of average daily net assets set forth in the table below. In determining the actual amount of voluntary fee waiver and/or expense reimbursement for the Portfolio, if any, MSDW Investment Management excludes from annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. MSDW Investment Management reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion.

PRINCIPAL UNDERWRITER

Morgan Stanley serves as principal underwriter to the Fund. For information relating to the services provided by Morgan Stanley see "Distribution of Shares."

FUND ADMINISTRATION

MSDW Investment Management also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statement under federal laws. The Administration Agreement also provides that MSDW Investment Management, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays MSDW Investment Management a monthly fee which on an annual basis equals 0.15% of the average daily net assets of the Portfolio.

SUB-ADMINISTRATOR. Under an agreement between MSDW Investment Management and Chase Bank, Chase Global, a corporate affiliate of Chase Bank, provides certain administrative services to the Fund. MSDW Investment Management supervises and monitors the administrative services provided by Chase Global. Their services are also subject to the supervision of the officers and Board of Directors of the Fund. Chase Global provides operational and administrative services to investment companies with approximately $164 billion in assets and having approximately 391,442 shareholder accounts as of December 31, 1999. Chase Global's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.

CUSTODIAN

Chase Bank, located at 73 Tremont Street, Boston, MA 02108-3913, acts as the Fund's custodian.

DIVIDEND DISBURSING AND TRANSFER AGENT

Chase Global, 73 Tremont Street, Boston, MA 02108-3913, provides dividend disbursing and transfer agency for the Fund pursuant to the Sub-Administration Agreement.

INDEPENDENT ACCOUNTANTS

[            serves as independent accountants for the Fund and audits the annual financial statements of the Portfolio.]

FUND COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, PA 19103, acts as the Fund's legal counsel.

YEAR 2000

The Fund and its service providers do not appear to have been adversely affected by computer problems related to the transition to the year 2000. However, there remains a risk that such problems could rise or be discovered in the future. Year 2000 related problems also may adversely affect issuers whose securities the Fund purchases, which could have an impact on the value of your investment.

                             DISTRIBUTION OF SHARES

Morgan Stanley, a wholly-owned subsidiary of MSDW, serves as the Fund's exclusive distributor of Portfolio shares pursuant to a Distribution Agreement.

                              BROKERAGE PRACTICES

PORTFOLIO TRANSACTIONS

MSDW Investment Management, as the Portfolio's investment adviser, is responsible for decisions to buy and sell securities for the Portfolio, for broker-dealer selection and for negotiation of commission rates. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

On occassion, the Portfolio may purchase certain money market instruments directly from an issuer without payment of a commission or concession. Money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.

The Fund anticipates that certain of its transactions involving foreign securities will be effected on securities exchanges. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.

MSDW Investment Management serves as investment adviser to a number of clients, including other investment companies. MSDW Investment Management attempts to equitably allocate purchase and sale transactions among the Portfolio and other client accounts. To that end, MSDW Investment Management considers various factors, including respective investment objectives, relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolio and other client accounts.

MSDW Investment Management selects the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio. MSDW Investment Management seeks the best execution for all portfolio transactions. The Portfolio may pay higher commission rates than the lowest available when MSDW Investment Management believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, MSDW Investment Management relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgement in evaluating the brokerage and research services received from the broker effecting the transaction. MSDW Investment Management is unable to ascertain the value of these services due to the subjective nature of their determinations.

In cases where suitable price and execution are obtainable from more than one broker or dealer, MSDW Investment Management may place portfolio transactions with those who also furnish research and other services to the Fund and MSDW Investment Management. Such services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investment, wire services, and appraisals or evaluations of portfolio securities. MSDW Investment Management may use these research services to service all of its accounts and may not use all of these services in connection with providing investment advice to the Portfolio. While the receipt of such information and services would generally reduce the amount of research or services otherwise performed by MSDW Investment Management and thus reduce its expenses, the value of such reduction is indeterminable and therefore will not reduce the fees paid to MSDW Investment Management.

It is not the Fund's practice to direct brokerage or principal business on the basis of sales of Portfolio shares which may be made through intermediary brokers or dealers. However, MSDW Investment Management may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the applicable Portfolio to their clients or who act as agents in the purchase of shares of the Portfolio for their clients.

Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of MSDW Investment Management to effect Portfolio brokerage transactions under procedures adopted by the Fund's Board of Directors. Pursuant to these procedures, MSDW Investment Management uses two broker-dealer affiliates, Morgan Stanley (including Morgan Stanley International Limited) and Dean Witter Reynolds, Inc. ("DWR"), each of which is wholly owned by MSDW for such transactions, the commission rates and other remuneration paid to Morgan Stanley or DWR must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker.

REGULAR BROKER-DEALERS. The Fund's regular broker-dealers are (i) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the Fund; (ii) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (iii) the ten broker-dealers that sold the largest dollar amount of Portfolio shares.

PORTFOLIO TURNOVER. The Portfolio generally does not invest for short-term trading purposes, however, when circumstances warrant, the Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions
    24
in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolio will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their investment objectives and policies. Higher portfolio turnover (e.g., over 100%) necessarily will cause the Portfolio to pay correspondingly increased brokerage and trading costs. In addition to transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under "Taxes," to the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

                              GENERAL INFORMATION

FUND HISTORY

The Fund was incorporated pursuant to the laws of the State of Maryland on June 16, 1988 under the name Morgan Stanley Institutional Fund, Inc. The Fund filed a registration statement with the SEC registering itself as an open-end management investment company offering diversified and non-diversified series under the 1940 Act and its shares under the 1933 Act, as amended, and commenced operations on November 15, 1988. Effective December 1, 1998, the Fund changed its name to Morgan Stanley Dean Witter Institutional Fund, Inc.

DESCRIPTION OF SHARES AND VOTING RIGHTS

The Fund's Amended and Restated Articles of Incorporation permit the Directors to issue 40.5 billion shares of common stock, par value $.001 per share, from an unlimited number of classes or series of shares. The Fund currently consists of shares of thirty Portfolios. Each Portfolio offers Class A and Class B shares except that the Municipal Money Market, International Small Cap and Emerging Markets Advisory Portfolios offer only Class A shares.

The shares of the Portfolio of the Fund are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features. Portfolio shares have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Shareholders are entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in their name on the books of the Fund.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Fund's policy is to distribute substantially all of the Portfolio's net investment income, if any. The Fund may also distribute any net realized capital gains in the amount and at the times that will avoid both income (including taxable gains) taxes on it and the imposition of the federal excise tax on income and capital gains (see "Taxes"). However, the Fund may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

Any dividend or distribution paid shortly after the purchase of shares of the Portfolio by an investor may have the effect of reducing the per share net asset value of that Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes for shareholders subject to tax as set forth herein and in the Prospectus.

As set forth in the Prospectus, unless you elect otherwise in writing, all dividends and capital gains distributions are automatically reinvested in additional shares of the Portfolio at net asset value (as of the business day following the record date). This automatic reinvestment of dividends and distributions will remain in effect until you notify the Fund in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions reinvested in shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected.

                                     TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund, the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund, Portfolio or shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Portfolio within the Fund is generally treated as a separate corporation for federal income tax purposes. Thus, the provisions of the Code generally will be applied to the Portfolio separately, rather than to the Fund as a whole.

REGULATED INVESTMENT COMPANY QUALIFICATION

The Portfolio intends to qualify and elect to be treated for each taxable year as a regulated investment company ("RIC") under Subchapter M of the Code. In order to so qualify, the Portfolio must, among other things, (i) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income derived with respect to its business of investing in such stock securities or currencies, including, generally, certain gains from options, futures and forward contracts; and
(ii) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Portfolio's total assets or 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or business. For purposes of the 90% of gross income requirement described above, foreign currency gains which are not directly related to the Portfolio's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement. For purposes of the diversification requirement described above, the Portfolio will not be treated as in violation of such requirement as a result of a discrepency between the value of its various investments and the diversification percentages described above, unless such discrepancy exists immediately following the acquisition of any security or other property and is wholly or partly the result of such acquisition. Moreover, even in the event of noncompliance with the diversification requirement as of the end of any given quarter, the Portfolio is permitted to cure the violation by eliminating the discrepancy causing such noncompliance within a period of 30 days from the close of the relevant quarter.

In addition to the requirements described above, in order to qualify, the Portfolio must distribute at least 90% of its net investment income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders. If the Portfolio meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

If the Portfolio fails to qualify as a RIC for any taxable year, all of its net income will be subject to tax at regular corporate rates (whether or not distributed to shareholders), and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders to the extent of the Portfolio's current and accumulated earnings and profits, and will be eligible for the corporate dividends-received deduction for corporate shareholders.

GENERAL TAX TREATMENT OF QUALIFYING RICS AND SHAREHOLDERS

The Portfolio intends to distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from the Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends paid by the Portfolio generally will only qualify for the dividends-received deduction for corporate shareholders to the extent of the Portfolio's qualifying dividend income and to the extent designated by the Portfolio. The Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.

The Portfolio will decide whether to distribute or to retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. Distributions of net capital gain are taxable to shareholders as a long-term capital gain regardless of how long shareholders have held their shares. The Portfolio will send reports annually to shareholders regarding the federal income tax status of all distributions made during the preceding year. If any such gains are retained, the Portfolio will pay federal income tax thereon, and, if the Portfolio makes an election, the shareholders will include such undistributed gains in their income, will increase their tax basis in Portfolio shares by 65% of the amount included in their income and will be able to claim their share of the tax paid by the Portfolio as a refundable credit.

Dividends and other distributions declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by shareholders on December 31 of that year if the distributions are paid by the Portfolio at any time during the following January.

A gain or loss realized by a shareholder on the sale, exchange or redemption of shares of a Portfolio held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds 12 months and otherwise will be short-term. Any loss realized on a sale, exchange or redemption of shares of the Portfolio will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

The Portfolio will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and
    26
long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gain over short-term and long-term capital losses, including any available capital loss carryforwards), prior to the end of each calendar year to avoid liability for federal excise tax.

The Fund may be required to withhold and remit to the U.S. Treasury 31% of any dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (i) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Account Registration Form; (ii) who is subject to backup withholding by the Internal Revenue Service; or (iii) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

As discussed above, in order for the Portfolio to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from certain qualifying income, including dividends, interest, income derived from loans of securities, and gains from the sale or other disposition of stock, securities or foreign currencies, or other related income, including gains from options, futures and forward contracts, derived with respect to its business of investing in stock, securities or currencies. Any net gain realized from the closing out of futures contracts will therefore generally be qualifying income for purposes of the 90% requirement.

SPECIAL RULES FOR CERTAIN FOREIGN CURRENCY AND DERIVATIVES TRANSACTIONS

In general, gains from foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies are currently considered to be qualifying income for purposes of determining whether the Portfolio qualifies as a RIC. It is unclear, however, who will be treated as the issuer of certain foreign currency instruments or how foreign currency options, futures, or forward foreign currency contracts will be valued for purposes of the regulated investment company diversification requirements applicable to the Portfolio. The Portfolio may request a private letter ruling from the Internal Revenue Service on some or all of these issues.

Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts", and from unlisted options will be treated as ordinary income or loss under Code Section 988. Also, certain foreign exchange gains or losses derived with respect to foreign fixed-income securities are also subject to Section 988 treatment. In general, therefore, Code Section 988 gains or losses will increase or decrease the amount of the Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain.

The Portfolio's investment in options, swaps and related transactions, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse or closing out of the option or sale of the underlying stock or security. By contrast, the Portfolio's treatment of certain other options, futures and forward contracts entered into by the Portfolio is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

When the Portfolio holds options or futures contracts which substantially diminish their risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Portfolio securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles (i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position) which may reduce or eliminate the operation of these straddle rules.

A Section 1256 position held by the Portfolio will generally be marked-to-market (i.e. treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within the Portfolio. The acceleration of income on Section 1256 positions may require the Portfolio to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, the Portfolio may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Any or all of these rules may, therefore, affect the amount, character and timing of income earned and, in turn, distributed to shareholders by the Portfolio.

SPECIAL TAX CONSIDERATIONS RELATING TO FOREIGN INVESTMENTS

Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time the Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss to the Portfolio. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss to the Portfolio. These gains or losses increase or decrease the amount of a Portfolio's net investment income available to be distributed to its shareholders as ordinary income.

It is expected that the Portfolio will be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, and the Portfolio may be subject to foreign income taxes with respect to other income. So long as more than 50% in value of the Portfolio's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Portfolio may elect to treat certain foreign income taxes imposed on it for U.S. federal income tax purposes as paid directly by its shareholders. The Portfolio will make such an election only if it deems it to be in the best interest of its shareholders and will notify shareholders in writing each year if it makes an election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If the Portfolio makes the election, shareholders will be required to include in income their proportionate share of the amount of foreign income taxes treated as imposed on the Portfolio and will be entitled to claim either a credit (subject to the limitations discussed below) or, if they itemize deductions, a deduction, for their shares of the foreign income taxes in computing their federal income tax liability.

Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. It is not expected that the Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. However, these foreign withholding taxes may not have a significant impact on the Portfolio, considering that the Portfolio's investment objective is to seek long-term capital appreciation and any dividend or interest income should be considered incidental.

Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to a number of complex limitations regarding the availability and utilization of the credit. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Portfolio. Shareholders are urged to consult their tax advisors regarding the application of these rules to their particular circumstances.

TAXES AND FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation, or a foreign partnership ("Foreign Shareholder") depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, distributions of net investment income plus the excess of net short-term capital gains over net long-term capital losses will be subject to U.S. withholding tax at the rate of 30% (or such lower treaty rate as may be applicable) upon the gross amount of the dividend. Furthermore, Foreign Shareholders will generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, distributions of net long-term capital gains, and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, then distributions from the Portfolio and any gains realized upon the sale of shares of the Portfolio, will be subject to U.S. federal income tax at the rates applicable to U.S. citizens and residents or domestic corporations.

The Portfolio may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder complies with Internal Revenue Service certification requirements.

The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described here. Furthermore, Foreign Shareholders are strongly urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Portfolio, including the potential application of the provisions of the Foreign Investment in Real Estate Property Tax Act of 1980, as amended.

STATE AND LOCAL TAX CONSIDERATIONS

Rules of U.S. state and local taxation of dividend and capital gains from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other U.S. state and local tax rules regarding an investment in the Fund.
    28

             [CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES]

CONTROL PERSONS

                            PERFORMANCE INFORMATION

The Fund may from time to time quote various performance figures to illustrate the Portfolio's past performance.

Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Fund but must be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Fund to compute or express performance follows.

TOTAL RETURN

From time to time, the Portfolio may advertise total return for each class of shares of the Portfolio. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Portfolio) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10-year period (or over the life of the Portfolio) and the deduction of all applicable Fund expenses on an annual basis.

These figures were calculated according to the following formula:
P(1+T)TO THE POWER OF n = ERV

where:

        P   =   a hypothetical initial payment of $1,000
        T   =   average annual total return
        n   =   number of years
      ERV   =   ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the
                end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

CALCULATION OF YIELD FOR THE PORTFOLIO

From time to time the Portfolio may advertise yield.

Current yield reflects the income per share earned by the Portfolio's investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

[These figures were obtained using the following formula:

Yield   =           2[(a - b + 1)TO THE POWER OF 6 - 1]
                            -------------------
                                    cd]

GENERAL PERFORMANCE INFORMATION

The Portfolio's performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze the Portfolio as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining performance.

From time to time, the Portfolio's performance may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, Morningstar, Inc. may be quoted in advertising materials.
Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

Portfolio advertising may include data on historical returns of the capital markets in the United States compiled or published by Ibbotson Associates of Chicago, Illinois ("Ibbotson"), including returns on common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices to which the performance of the Portfolio may also be compared. The Portfolio may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolio. The Portfolio may also compare its performance to that of other compilations or indices that may be developed and made available in the future.

The Portfolio may include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, foreign securities, stocks, bonds, treasury bills and shares of the Portfolio. In addition, advertisements may include a discussion of certain attributes or benefits to be derived by an investment in the Portfolio and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and various investment alternatives. Advertisements may include lists of representative Morgan Stanley clients. The Portfolio may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Portfolio investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of the Portfolio would increase the value, not only of the original investment in the Portfolio, but also of the additional Portfolio shares received through reinvestment.

The Portfolio may include in its advertisements, discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments). Advertisements and sales materials relating to the Portfolio may include information regarding the background and experience of its portfolio managers; the resources, expertise and support made available to the portfolio managers by Morgan Stanley; and the portfolio manager's goals, strategies and investment techniques.

The Portfolio's advertisements may discuss economic and political conditions of the United States and foreign countries, the relationship between sectors of the U.S., a foreign, or the global economy and the U.S., a foreign, or the global economy as a whole and the effects of inflation. The Portfolio's advertisements may include discussions and illustrations of the growth potential of various global markets including, but not limited to, Africa, Asia, Europe, Latin America, North America, South America, Emerging Markets and individual countries. These discussions may include the past performance of the various markets or market sectors; forecasts of population, gross national product and market performance; and the underlying data which supports such forecasts. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in the Portfolio's shareholder report (including the investment composition of the Portfolio), as well as the views of Morgan Stanley as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Portfolio.

The Portfolio may quote various measures of volatility and benchmark correlation in advertising. The Portfolio may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Portfolio may also advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.
    30

The Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in the Portfolio at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

EXCERPTS FROM MOODY'S DESCRIPTION OF BOND RATINGS: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities. A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Baa -- Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Moody's applies numerical modifiers 1, 2 and 3 in each generic voting classification from Aa through B. The modifier 1 indicates that the security ranks at a higher end of the rating category; modifier 2 indicates a mid-range rating; and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

EXCERPTS FROM S&P'S DESCRIPTION OF BOND RATINGS: AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest. AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree. A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories. BB, B, CCC, CC -- Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C -- The rating C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used are as follows: MIG-1 -- best quality, enjoying strong protection from established cash flows of funds for their servicing or from established broad-based access to the market for refinancing, or both; MIG-2 -- high quality with margins of protection ample although not so large as in the preceding group; MIG-3 -- favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.

DESCRIPTION OF MOODY'S HIGHEST COMMERCIAL PAPER RATING: Prime-1 ("Pl") -- Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

EXCERPT FROM S&P'S RATING OF MUNICIPAL NOTE ISSUES: SP-l+ -- very strong capacity to pay principal and interest; SP-2--strong capacity to pay principal and interest.

DESCRIPTION OF S&P'S HIGHEST COMMERCIAL PAPER RATINGS: A-l+ -- this designation indicates the degree of safety regarding timely payment is extremely strong. A-1 -- this designation indicates the degree of safety regarding timely payment is strong.
    32

PART C.   OTHER INFORMATION

Item 23.  Exhibits

          (a)(1) Registrant's Articles of Amendment and Restatement, incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession
                    No. 0000912057-95-008594) on October 13, 1995.

          (a)(2) Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (reclassifying shares), incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-96-010828) on May 24, 1996.

          (a)(3) Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding new Technology Portfolio), incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-96-010828) on May 24, 1996.

          (a)(4) Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding U.S. Equity Plus Portfolio), incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-98-008051)on February 27, 1998.

          (a)(5) Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding European Real Estate and Asian Real Estate Portfolios), incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 00001047469-98-008051) on February 27, 1998.

          (a)(6) Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding Class B shares to the Money Market Portfolio), incorporated by reference to
                    Exhibit 1(f) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No.
                    00001047469-98-008051) on February 27, 1998.

          (a)(7) Articles of Amendment to Registrant's Articles of Amendment and Restatement (Active Country Allocation Portfolio name changed to Active International Portfolio), incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-99-002378) on January 27, 1999.

          (a)(8) Articles of Amendment to Registrant's Articles of Amendment and Restatement (Active International Portfolio name changed to Active International Allocation Portfolio), incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A

                    (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No.
                    0001047469-99-002378) on January 27, 1999.

          (a)(9) Articles of Amendment to Registrant's Articles of Amendment and Restatement (changing corporate name to Morgan Stanley Dean Witter Institutional Fund, Inc.), incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-99-002378) on January 27, 1999.


          (a)(10)   Articles of Amendment to Registrant's Articles of
                    Amendment and Restatement (Aggressive Equity Portfolio name changed to Focus Equity Portfolio and Emerging Growth Portfolio name changed to Small Company Growth Portfolio), incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession NO. 0000912057-00-02610) on May 1, 2000.


          (a)(11) Form of Articles of Supplementary to the Articles of Amendment and Restatement (adding Emerging Markets Advisory Portfolio), filed herewith.


          (b)       Amended and Restated By-Laws, incorporated by reference to
                    Exhibit 2 to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on
                    February 28, 1997.

          (c)(1) Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class A shares incorporated by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to Post-Effective Amendment No. 26 to Registrant's Registration Statement (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-008594) on October 13, 1995 and Exhibit 2
                    (Amended and Restated By-Laws), as amended to date to Post-Effective Amendment No. 33 to Registrant's Registration Statement, filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on
                    February 28, 1997.

          (c)(2) Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class B shares incorporated by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to Post-Effective Amendment No. 26 to Registrant's Registration Statement (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-008594) on October 13, 1995 and Exhibit 2
                    (Amended and Restated By-Laws), as amended to date to Post-Effective Amendment No. 33 to Registrant's Registration Statement, filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on
                    February 28, 1997.

          (d)(1) Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc., incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-99-002378) on January 27, 1999.

          (d)(2) Investment Sub-Advisory Agreement among Registrant, Morgan Stanley Asset Management Inc. and Sun Valley Gold Company (with respect to the Gold Portfolio) is incorporated by reference to Exhibit 5(i) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) on August 1, 1995.

          (d)(3) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the U.S. Equity Plus Portfolio), is incorporated by reference to Exhibit 5(q) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No.
                    0001047469-98-008051) on February 27, 1998.

          (d)(4) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Asian and European Real Estate Portfolios), is incorporated by reference to Exhibit 5(r) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-98-008051) on February 27, 1998.


          (d)(5) Amendment to Investment Advisory Agreement between Registrant and MSDW Investment Management (reducing the annual advisory fee payable by the Emerging Markets Debt Portfolio of the Fund from 1.00% to 0.75%), incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession NO. 0000912057-00-020610) on May 1, 2000.

          (d)(6) Form of Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Dean Witter Investment Management Inc. (adding Emerging Markets Advisory Portfolio), filed herewith.

          (d)(7) Sub-Advisory Agreement between MSDW Investment Management and Morgan Stanley Dean Witter Advisors Inc., incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession NO. 0000912057-00-020610) on May 1, 2000.


          (e)(1) Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated., incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) on August 1, 1995.

          (e)(2) Supplement to Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated, incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No.
                    0000912057-96-007390) on April 30, 1996.

          (f)       Not applicable.

          (g)(1) Mutual Fund Domestic Custody Agreement between Registrant and United States Trust Company, incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) August 1, 1995.

          (g)(2) International Custody Agreement between Registrant and Morgan Stanley Trust Company, incorporated by reference to
                    Exhibit 8(b) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No.
                    0000912057-95-005830) on August 1, 1995.

          (g)(3) Amendment to International Custody Agreement between Registrant and Morgan Stanley Trust Company, incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No.
                    0000912057-96-010828) on May 24, 1996.


          (g)(4) Amendment to International Custody Agreement between Registrant and The Chase Manhattan Bank, incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-00-02610) on May 1, 2000.

          (h)(1) Administration Agreement between Registrant and Morgan Stanley Asset Management Inc., incorporated by reference to
                    Exhibit 9(a) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No.
                    0000912057-95-005830) on August 1, 1995.

          (h)(2) Administration Agreement between Registrant and United States Trust Company, incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) on August 1, 1995.

          (i)       Opinion of Counsel, filed herewith.


          (j)       Not applicable.


          (k)       Not applicable.

          (l) Purchase Agreement, incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) on August 1, 1995.

          (m)(1) Distribution Plan with respect to the Class B shares (the "Class B Plan") of the Active Country Allocation Portfolio, incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on February 28, 1997. The following
                    Class B Plans have been omitted because they are substantially identical to the one incorporated by reference herein. The omitted Class B Plans differ from the Class B Plan incorporated by reference herein only with respect to the portfolio to which the Class B Plan relates: Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Value Equity, Gold, Global Equity, International Equity, Asian Equity, European Equity, Japanese Equity, Latin American, Emerging Markets, Emerging Markets Debt, China Growth, Equity Growth, Emerging Growth, MicroCap, Aggressive Equity, U.S. Real Estate, International Magnum, Technology, U.S. Equity Plus, European Real Estate, Asian Real Estate and Money Market Portfolios.


          (n)       Not applicable.


          (o) 18f-3 Plan, incorporated by reference to Exhibit 19 to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on February 28, 1997.


          (p) Code of Ethics, incorporated by reference to Exhibit (p) to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession NO. 0000912057-00-020610) on May 1, 2000.



          (q)       Powers of Attorney, filed herewith.

Item 24.  Persons Controlled by or under Common Control with Registrant


          Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

          None.

Item 25.   Indemnification


          State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

          Reference is made to Article SEVENTH of the Registrant's Articles of Incorporation. Insofar as indemnification for liability may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser


          Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each director, officer or partner of the investment adviser, is or has been, engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)


   NAME AND POSITION WITH
      MSDW INVESTMENT                                    POSITION WITH OTHER
      MANAGEMENT INC.         NAME OF OTHER COMPANY            COMPANY
  ------------------------    ---------------------      -------------------
   Barton M. Biggs            Morgan Stanley & Co.       Managing Director
      Chairman, Director      Incorporated
      and Managing
      Director

   Richard B. Worley          Miller Anderson &          Portfolio Manager and
      President, Director,    Sherrerd, LLP              Executive Committee
      Managing Director                                  Member
      and Member of
      Executive Committee     MAS Fund Distribution,     Registered Representative
                              Inc.
                              Morgan Stanley & Co.       Managing Director
                              Incorporated

                                         C-5

   Harold J. Schaaff, Jr.     Morgan Stanley & Co.       Managing Director
      General Counsel,        Incorporated
      Secretary and
      Managing Director

   Donald P. Ryan             Morgan Stanley & Co.       Principal
      Compliance Officer      Incorporated
      and Principal

   Alexander C. Frank         Morgan Stanley & Co.       Managing Director
      Treasurer               Incorporated

   Marna C. Whittington       Miller Anderson &          Executive Committee
      Chief Operating         Sherrerd, LLP              Member
      Officer, Managing
      Director and Member
      of Executive
      Committee

   Peter D. Caldecott         Morgan Stanley Dean        Managing Director
      Managing Director       Witter Investment
      and Member of           Management Limited
      Executive Committee

   Thomas L. Bennett          Morgan Stanley & Co.       Managing Director
      Member of Executive     Incorporated
      Committee and
      Portfolio               MAS Fund Distribution,     Director
      Manager                 Inc.
                              Miller Anderson &          Portfolio Manager [and
                              Sherrerd, LLP              Executive Committee
                                                         Member]

   Alan E. Goldberg           Morgan Stanley & Co.       Managing Director
      Member of Executive     Incorporated
      Committee


          In addition, MSDW Investment Management acts as investment adviser or sub-adviser to the following registered investment companies: CIGNA Charter Funds - Large Company Stock Growth Fund; Fifth Third Funds - International Equity Fund; The Latin American Discovery Fund, Inc.; The Malaysia Fund, Inc.; Morgan Stanley Dean Witter Africa Investment Fund, Inc.; Morgan Stanley Dean Witter Asia-Pacific Fund, Inc.; Morgan Stanley Dean Witter

Emerging Markets Debt Fund, Inc.; Morgan Stanley Dean Witter Emerging Markets Fund, Inc.; Morgan Stanley Dean Witter Global Opportunity Bond Fund, Inc.; Morgan Stanley Dean Witter High Yield Fund, Inc.; Morgan Stanley Dean Witter Eastern Europe Fund, Inc.; Morgan Stanley Dean Witter India Investment Fund, Inc.; certain portfolios of Morgan Stanley Dean Witter Universal Funds, Inc.; Morgan Stanley Dean Witter Strategic Adviser Fund, Inc.; The Pakistan Investment Fund, Inc.; The Thai Fund, Inc.; The Turkish Investment Fund, Inc.; Aggressive Growth and Asset Allocation, Accounts of Principal Variable Contracts Fund, Inc.; Principal Partners Aggressive Growth Fund, Inc.; SunAmerica Series Trust - International Diversified Equities Portfolio; SunAmerica Series Trust - Worldwide High Income Portfolio; Fortis Series Fund, Inc. - Global Asset Allocation Series; Morgan Stanley Dean Witter International Fund; Morgan Stanley Dean Witter International SmallCap Fund; Morgan Stanley Dean Witter Pacific Growth Fund, Inc.; Morgan Stanley Dean Witter Real Estate Fund; Morgan Stanley Dean Witter Variable Investment Series - Pacific Growth Portfolio; Morgan Stanley Dean Witter Japan Fund, Inc.; Morgan Stanley Dean Witter European Growth Fund Inc.; Morgan Stanley Dean Witter Variable Investment Series - European Growth Portfolio; Morgan Stanley Dean Witter Growth Fund; Morgan Stanley Dean Witter Select Dimensions Investment Series -- The Growth Portfolio; Endeavor Money Market Portfolio; Endeavor Series Trust - Endeavor Asset Allocation Portfolio; EQ Advisors Trust - Morgan Stanley Emerging Markets Equity Portfolio; John Hancock Variable Series Trust I - Emerging Markets Equity Portfolio; LSA Variable Series Trust - MSAM Focused Equity Fund; Manufacturers Investment Trust - Global Equity Trust; New England Zenith Fund - Morgan Stanley International Magnum Equity Series; North American Funds -Global Equity Fund; North American Funds - International Equity Fund; Pacific Select Fund - The International Portfolio; Pacific Select Fund - Real Estate Investment Trust ("REIT") Portfolio; Phoenix Edge Series Fund - Morgan Stanley Focus Equity Series; SEI Institutional International Trust - Emerging Markets Equity Portfolio; Van Kampen World Portfolio Series Trust - Global Government Securities Fund; Van Kampen Life Investment Trust - Global Equity Portfolio; Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio; Van Kampen Global Managed Assets Fund; Van Kampen Real Estate Securities Fund; certain portfolios of the Van Kampen Series Fund, Inc.


          Describe any other business, profession, vocation or employment of a substantial nature in which the investment sub-adviser, and each director, officer or partner of the investment sub-adviser, is or has been, engaged within the last two fiscal years, for his or her own account or in the capacity of director, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)


          During the last two fiscal years, no director or officer of Sun Valley Gold Company or Morgan Stanley Dean Witter Advisors Inc., the Registrant's investment sub-advisers, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.




Item 27.
 Principal Underwriters


          (a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser.

          Morgan Stanley & Co. Incorporated acts as distributor for Morgan Stanley Dean Witter Institutional Fund, Inc., Morgan Stanley Dean Witter Universal Funds, Inc. and Morgan Stanley Dean Witter Strategic Adviser Fund, Inc., all registered open-end management investment companies.

          (b) Provide the information with respect to each director, officer or partner of each principal underwriter named in answer to item 20.


                                                  POSITION AND
                                                  OFFICES WITH                            POSITION AND
     NAME AND PRINCIPAL                           MORGAN STANLEY                          OFFICES WITH
     BUSINESS ADDRESS*                            & CO. INCORPORATED                      REGISTRANT
     ------------------                           ------------------                      -------------
     Barton M. Biggs                              Director                                Chairman and Director

     Bruce D. Fiedorek                            Director and Vice Chairman

     Mario Francescotti                           Director

     Peter F. Karches                             Director, President and
                                                  Chief Operating Officer

     John J. Mack                                 Director

     Robert A. Metzler                            Director

     Stephan F. Newhouse                          Director and Vice Chairman

     Ralph L. Pellecchio                          General Counsel and Secretary

     Joseph R. Perella                            Director

     Philip J. Purcell                            Director

     John H. Schaefer                             Director

     Robert G. Scott                              Director and Chief Financial
                                                  Officer

     John S. Wadswoth, Jr.                        Director

     Sir David Alan Walker                        Director

     Alexander C. Frank                           Treasurer
     -----------------------
     Morgan Stanley & Co. Incorporated
     *1585 Broadway
     New York, NY  10036


          (c)  Not applicable.


Item 28.  Location of Accounts and Records


          State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act [15 U.S.C. 80a-30(a)] and the rules under that section.

          Chase Global Funds Services Company, Registrant's sub-transfer agent and sub-dividend disbursing agent, P.O. Box 2798, Boston, Massachusetts, 02208-2798, maintains physical possession of each such account, book or other document of the Fund.

          In particular, with respect to the records required by Rule 31a-1(b)(1), Chase Global Funds Services Company maintains physical possession of all journals containing itemized daily records of all purchases and sales of securities, including sales and redemptions of Fund securities, and also maintains physical possession all receipts and deliveries of securities (including certificate numbers if such detail is not recorded by custodian or transfer agent), all receipts and disbursements of cash, and all other debts and credits.

          In addition, Morgan Stanley Dean Witter Investment Management Inc., Registrant's investment adviser and administrator, 1221 Avenue of the Americas, New York, New York 10020, maintains possession of the Fund's corporate organizational records, in addition to certain other records required by Rule 31a-1(b).


Item 29.  Management Services


          Provide a summary of the substantive provisions of any management-related service contract not discussed in part A or part B, disclosing the parties to the contract and the total amount paid and by whom, for the fund's last three fiscal years.

          Not applicable.


Item 30.  Undertakings


          In initial registration statements filed under the Securities Act, provide an undertaking to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Fund intends to raise its initial capital under section 14(a)(3)[15U.S.C. 80a-14(a)(3)].

          Not applicable.

                                     SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on September 19, 2000.


                    MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.


                    By:  /s/ Harold J. Schaaff, Jr.
                         --------------------------
                         Harold J. Schaaff, Jr.
                         President

     Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                                         TITLE                                   DATE
-------------------------------                   -----------------------------           ---------
/s/ Harold J. Schaaff, Jr.                        President                               September 19, 2000
-------------------------------                   (Principal Executive
Harold J. Schaaff, Jr.                            Officer)

*/s/ Barton M. Biggs                              Director (Chairman)                     September 19, 2000
-------------------------------
Barton M. Biggs

*/s/ Fergus Reid                                  Director                                September 19, 2000
-------------------------------
Fergus Reid

*/s/ Frederick O. Robertshaw                      Director                                September 19, 2000
-------------------------------
Frederick O. Robertshaw

*/s/ Andrew McNally, IV                           Director                                September 19, 2000
-------------------------------
Andrew McNally IV

*/s/ John D. Barrett, II                          Director                                September 19, 2000
-------------------------------
John D. Barrett II

*/s/ Gerard E. Jones                              Director                                September 19, 2000
-------------------------------
Gerard E. Jones

*/s/ Samuel T. Reeves                             Director                                September 19, 2000
-------------------------------
Samuel T. Reeves

*/s/ Graham E. Jones                              Director                                September 19, 2000
-------------------------------
Graham E. Jones

*/s/ John A. Levin                                Director                                September 19, 2000
-------------------------------
John A. Levin

*/s/ William G. Morton, Jr.                       Director                                September 19, 2000
-------------------------------
William G. Morton, Jr.

/s/ Robin L. Conkey                               Treasurer                               September 19, 2000
-------------------------------
Robin L. Conkey



*By: /s/ Harold J. Schaaff, Jr.
     --------------------------
     Harold J. Schaaff, Jr.
     Attorney-In-Fact

                                        MORGAN STANLEY INSTITUTIONAL FUND, INC.

                                                    INDEX OF EXHIBITS


 EDGAR
 EXHIBIT
 NUMBER                                 DOCUMENT
 -------           ----------------------------------------------------------------------------------------------------------------
                   (a)(1)    Registrant's Articles of Amendment and Restatement, incorporated by reference to Exhibit 1(a) to Post-
                             Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (Registration No.
                             33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-
                             008594) on October 13, 1995.

                   (a)(2)    Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement
                             (reclassifying shares), incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the
                             Securities and Exchange Commission via EDGAR (Accession No. 0000912057-96-010828) on May 24, 1996.

                   (a)(3)    Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding new
                             Technology Portfolio), incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 30 to
                             Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the
                             Securities and Exchange Commission via EDGAR (Accession No. 0000912057-96-010828) on May 24, 1996.

                   (a)(4)    Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding U.S.
                             Equity Plus Portfolio), incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the
                             Securities and Exchange Commission via EDGAR (Accession No. 0001047469-98-008051)on February 27, 1998.

                   (a)(5)    Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding
                             European Real Estate and Asian Real Estate Portfolios), incorporated by reference to Exhibit 1(e) to
                             Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No.
                             33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 00001047469-98-
                             008051) on February 27, 1998.

                   (a)(6)    Registrant's Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding
                             Class B shares to the Money Market Portfolio), incorporated by reference to Exhibit 1(f) to Post-
                             Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-
                             23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 00001047469-98-
                             008051) on February 27, 1998.

                   (a)(7)    Articles of Amendment to Registrant's Articles of Amendment and Restatement (Active Country Allocation
                             Portfolio name changed to Active International Portfolio), incorporated by reference to Exhibit (a)(7)
                             to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A
                             (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession
                             No. 0001047469-99-002378) on January 27, 1999.

                   (a)(8)    Articles of Amendment to Registrant's Articles of Amendment and Restatement (Active International
                             Portfolio name changed to Active International Allocation Portfolio), incorporated by reference to
                             Exhibit (a)(8) to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form
                             N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR
                             (Accession No. 0001047469-99-002378) on January 27, 1999.



                   (a)(9)    Articles of Amendment to Registrant's Articles of Amendment and Restatement (changing corporate name to Morgan Stanley Dean Witter Institutional Fund, Inc.), incorporated by reference to Exhibit (a)(9)
                             to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A
                             (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession
                             No. 0001047469-99-002378) on January 27, 1999.

EX-99.             (a)(10)   Articles of Amendment to Registrant's Articles of Amendment and Restatement (Aggressive Equity
                             Portfolio name changed to Focus Equity Portfolio and Emerging Growth Portfolio name changed to Small
                             Company Growth Portfolio), incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment
                             No. 43 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession NO. 0000912057-00-020610) on May 1, 2000.

                   (a)(11)   Form of Articles of Supplementary to the Articles of Amendment and Restatement (adding Emerging
                             Markets Advisory Portfolio), filed herewith.

                   (b)       Amended and Restated By-Laws, incorporated by reference to Exhibit 2 to Post-Effective Amendment
                             No. 33 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the
                             Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on February 28, 1997.

                   (c)(1)    Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class A shares incorporated by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to
                             Post-Effective Amendment No. 26 to Registrant's Registration Statement (Registration No. 33-23166),
                             filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-008594) on
                             October 13, 1995 and Exhibit 2 (Amended and Restated By-Laws), as amended to date to Post-Effective
                             Amendment No. 33 to Registrant's Registration Statement, filed with the Securities and Exchange
                             Commission via EDGAR (Accession  No. 0000912057-97-007488) on February 28, 1997.

                   (c)(2)    Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class B shares incorporated by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to
                             Post-Effective Amendment No. 26 to Registrant's Registration Statement (Registration No. 33-23166),
                             filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-008594) on
                             October 13, 1995 and Exhibit 2 (Amended and Restated By-Laws), as amended to date to Post-Effective
                             Amendment No. 33 to Registrant's Registration Statement, filed with the Securities and Exchange
                             Commission via EDGAR (Accession  No.0000912057-97-007488) on February 28, 1997.

                   (d)(1)    Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc., incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 40 to the Registrant's
                             Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 0001047469-99-002378) on January 27, 1999.

                   (d)(2)    Investment Sub-Advisory Agreement among Registrant, Morgan Stanley Asset Management Inc. and Sun
                             Valley Gold Company (with respect to the Gold Portfolio) is incorporated by reference to Exhibit 5(i)
                             to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Registration
                             No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-
                             95-005830) on August 1, 1995.

                   (d)(3)    Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management
                             Inc. (adding the U.S. Equity Plus Portfolio), is incorporated by reference to Exhibit 5(q) to Post-
                             Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Registration No. 33-
                             23166), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-98-
                             008051) on February 27, 1998.



                   (d)(4)    Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management
                             Inc. (adding the Asian and European Real Estate Portfolios), is incorporated by reference to Exhibit
                             5(r) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A
                             (Registration No. 33-23166), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.             (d)(5)    Amendment to Investment Advisory Agreement between Registrant and MSDW Investment Management (reducing the annual advisory fee payable by the Emerging Markets Debt Portfolio of the Fund from 1.00% to
                             0.75%), incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 43 to
                             Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the
                             Securities and Exchange Commission via EDGAR (Accession NO. 0000912057-00-020610) on May 1, 2000.

                   (d)(6)    Form of Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Dean
                             Witter Investment Management Inc. (adding Emerging Markets Advisory Portfolio), filed herewith.

EX-99.             (d)(7)    Sub-Advisory Agreement between Registrant and Morgan Stanley Dean Witter Advisors Inc., incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 43 to Registrant's Registration
                             Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange
                             Commission via EDGAR (Accession NO. 0000912057-00-020610) on May 1, 2000.

                   (e)(1)    Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated., incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on
                             Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR
                             (Accession No. 0000912057-95-005830) on August 1, 1995.

                   (e)(2)    Supplement to Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated, incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 29 to Registrant's
                             Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 0000912057-96-007390) on April 30, 1996.

                   (f)       Not applicable.

                   (g)(1)    Mutual Fund Domestic Custody Agreement between Registrant and United States Trust Company, incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 25 to Registrant's
                             Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) August 1, 1995.

                   (g)(2)    International Custody Agreement between Registrant and [Morgan Stanley Trust Company], incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on
                             Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR
                             (Accession No. 0000912057-95-005830) on August 1, 1995.

                   (g)(3)    Amendment to International Custody Agreement between Registrant and [Morgan Stanley Trust Company], incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 30 to Registrant's
                             Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 0000912057-96-010828) on May 24, 1996.

EX-99.             (g)(4)    Amendment to International Custody Agreement between Registrant and The Chase Manhattan Bank, incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 43 to Registrant's
                             Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and
                             Exchange Commission via EDGAR (Accession No. 0000912057-00-020610) on May 1, 2000.

                   (h)(1)    Administration Agreement between Registrant and Morgan Stanley Asset Management Inc., incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on
                             Form N-1A (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR
                             (Accession No. 0000912057-95-005830) on August 1, 1995.



                   (h)(2)     Administration Agreement between Registrant and United States Trust Company, incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A
                              (Registration No. 33-23166), filed with the Securities and Exchange Commission via EDGAR (Accession
                              No. 0000912057-95-005830) on August 1, 1995.

EX-99.             (i)        Opinion of Counsel, filed herewith.

EX-99.             (j)        Not applicable.

                   (k)        Not applicable.

                   (l)        Purchase Agreement, incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 25 to
                              Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the
                              Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) on August 1, 1995.

                   (m)(1)     Distribution Plan with respect to the Class B shares (the "Class B Plan") of the Active Country
                              Allocation Portfolio, incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 33 to
                              Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on February 28, 1997.  The
                              following Class B Plans have been omitted because they are substantially identical to the one incorporated by reference herein.  The omitted Class B Plans differ from the Class B Plan incorporated by reference herein only with respect to the portfolio to which the Class B Plan relates: Fixed
                              Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Value Equity,
                              Gold, Global Equity, International Equity, Asian Equity, European Equity, Japanese Equity, Latin
                              American, Emerging Markets, Emerging Markets Debt, China Growth, Equity Growth, Emerging Growth,
                              MicroCap, Aggressive Equity, U.S. Real Estate, International Magnum, Technology, U.S. Equity Plus,
                              European Real Estate, Asian Real Estate and Money Market Portfolios.

EX-27.             (n)        Not applicable.

                   (o)        18f-3 Plan, incorporated by reference to Exhibit 19 to Post-Effective Amendment No. 33 to Registrant's
                              Registration Statement on Form N-1A (Registration No. 33-23166), filed with the Securities and
                              Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on February 28, 1997.

EX-99.             (p)        Code of Ethics, incorporated by reference to Exhibit (p) to Post-Effective Amendment No. 43 to
                              Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), filed with the
                              Securities and Exchange Commission via EDGAR (Accession NO. 0000912057-00-020610) on May 1, 2000.

EX-99.             (q)        Powers of attorney, filed herewith.